UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Income Fund of America®

Investment portfolio

October 31, 2008
 unaudited

Common stocks — 59.84%	Shares	Value (000)

FINANCIALS — 9.59%
Bank of America Corp.	35,863,550	$ 866,822
JPMorgan Chase & Co.	20,985,000	865,631
Citigroup Inc.	49,250,000	672,263
U.S. Bancorp	16,647,400	496,259
Equity Residential, shares of beneficial interest	7,842,800	273,949
PNC Financial Services Group, Inc.	3,133,200	208,890
Unibail-Rodamco, non-registered shares[1]	1,375,000	206,767
Kimco Realty Corp.	8,127,866	183,527
HSBC Holdings PLC (Hong Kong)[1]	15,056,000	182,551
Simon Property Group, Inc.	2,650,000	177,630
SunTrust Banks, Inc.	3,500,000	140,490
People's United Financial, Inc.	6,100,000	106,750
Crédit Agricole SA1	7,000,000	101,887
BNP Paribas SA1	1,350,000	97,833
Banco Santander, SA1	9,030,828	97,517
Wells Fargo & Co.	2,608,000	88,802
HCP, Inc.	2,442,300	73,098
Société Générale[1]	1,312,500	71,945
CapitalSource Inc.	8,828,441	65,331
American Capital, Ltd.	4,445,000	62,452
Hospitality Properties Trust[2]	6,000,000	60,900
Singapore Exchange Ltd.[1]	14,500,000	51,045
Fifth Third Bancorp	4,000,000	43,400
DnB NOR ASA[1]	7,500,000	43,322
KeyCorp	3,500,000	42,805
Zions Bancorporation	1,100,000	41,921
Itaúsa — Investimentos Itaú SA, preferred nominative	11,058,500	36,889
AMB Property Corp.	1,513,000	36,357
Allied Capital Corp.	4,859,520	35,475
Wilmington Trust Corp.	1,199,500	34,618
Boardwalk REIT	1,564,200	33,758
Unibanco-União de Bancos Brasileiros SA, units (GDR)	484,000	30,531
ING Groep NV, depository receipts[1]	3,026,700	27,937
Fidelity National Financial, Inc.	3,008,389	27,106
Brandywine Realty Trust	2,000,000	17,280
Banco Itaú Holding Financeira SA, preferred nominative	1,500,000	16,193
XL Capital Ltd., Class A	1,175,000	11,398
Cousins Properties Inc.	666,525	9,651
iStar Financial, Inc.[2]	8,574,350	9,260
Arthur J. Gallagher & Co.	336,261	8,191
		5,658,431

TELECOMMUNICATION SERVICES — 8.20%
AT&T Inc.	56,084,621	1,501,385
Verizon Communications Inc.	46,584,600	1,382,165
Vodafone Group PLC[1]	259,180,000	501,100
Koninklijke KPN NV1	34,795,000	488,767
Telecom Italia SpA, nonvoting[1]	134,928,000	113,487
Telecom Italia SpA[1]	72,765,000	83,621
Telekomunikacja Polska SA1	22,728,500	171,980
Telstra Corp. Ltd.[1]	51,548,954	141,418
Qwest Communications International Inc.	35,000,000	100,100
Chunghwa Telecom Co., Ltd. (ADR)	5,141,535	84,630
Chunghwa Telecom Co., Ltd.[1]	2,260,474	3,767
StarHub Ltd[1]	45,306,250	72,732
Hutchison Telecommunications International Ltd.[1,3]	66,518,000	72,009
Bell Aliant Regional Communications Income Fund	2,591,800	51,853
Singapore Telecommunications Ltd.[1]	30,000,000	50,504
SK Telecom Co., Ltd. (ADR)	921,630	15,861
Sprint Nextel Corp., Series 1	760,501	2,380
American Tower Corp., Class A3	42,271	1,366
Embarq Corp.	38,025	1,141
XO Holdings, Inc.[3]	9,158	2
		4,840,268

CONSUMER STAPLES — 7.10%
Kraft Foods Inc., Class A	19,750,821	575,539
Philip Morris International Inc.	12,530,000	544,679
H.J. Heinz Co.	11,511,700	504,443
Hershey Co.[2]	10,821,000	402,974
Coca-Cola Co.	7,240,000	318,994
General Mills, Inc.	4,271,800	289,372
Diageo PLC[1]	18,650,000	286,741
Unilever NV, depository receipts[1]	6,380,000	153,548
Unilever NV (New York registered)	5,051,750	121,495
Altria Group, Inc.	13,030,000	250,046
Clorox Co.	3,200,000	194,592
Kimberly-Clark Corp.	2,750,000	168,548
Reynolds American Inc.	2,250,000	110,160
ConAgra Foods, Inc.	6,244,258	108,775
Goodman Fielder Ltd.[1,2]	67,000,000	73,850
SABMiller PLC[1]	3,876,000	61,983
Coca-Cola Amatil Ltd.[1]	5,092,118	27,298
		4,193,037

UTILITIES — 6.69%
GDF Suez[1]	15,471,565	687,753
Entergy Corp.	4,942,600	385,770
Southern Co.	8,405,000	288,628
Enel SpA[1]	41,568,000	278,559
RWE AG1	3,000,663	249,051
FirstEnergy Corp.	4,516,500	235,581
E.ON AG1	5,900,000	224,804
Duke Energy Corp.	13,431,172	220,003
Exelon Corp.	3,800,000	206,112
Consolidated Edison, Inc.	4,680,000	202,738
DTE Energy Co.	5,000,000	176,500
American Electric Power Co., Inc.	4,250,000	138,677
Ameren Corp.	3,000,000	97,350
Hongkong Electric Holdings Ltd.[1]	17,686,000	95,489
PPL Corp.	2,800,000	91,896
Progress Energy, Inc.	2,045,400	80,527
Public Service Enterprise Group Inc.	2,310,000	65,026
NiSource Inc.	4,859,596	62,980
Northeast Utilities	2,250,000	50,760
Spark Infrastructure[1]	50,400,000	48,982
DUET Group[1]	22,425,266	35,686
Electricity Generating PCL[1]	8,737,872	14,851
MDU Resources Group, Inc.	217,048	3,952
Glow Energy PCL[1]	4,850,900	2,788
Ratchaburi Electricity Generating Holding PCL[1]	1,778,400	1,582
		3,946,045

INDUSTRIALS — 5.79%
General Electric Co.	56,870,000	1,109,534
Waste Management, Inc.	21,435,500	669,431
Emerson Electric Co.	10,635,000	348,083
Schneider Electric SA1	3,997,409	240,054
Deutsche Post AG1	13,521,400	150,180
Cooper Industries, Ltd., Class A	4,500,000	139,275
Hubbell Inc., Class B	3,272,100	117,370
Masco Corp.	11,253,200	114,220
Avery Dennison Corp.	2,898,182	101,494
Atlas Copco AB, Class A1	10,200,000	85,480
Macquarie Korea Infrastructure Fund[1,2]	21,023,070	78,246
Watsco, Inc.	1,707,900	70,178
R.R. Donnelley & Sons Co.	2,845,400	47,148
Vallourec SA1	393,000	44,121
Corporate Executive Board Co.	1,364,500	40,703
SembCorp Industries Ltd[1]	16,689,500	28,163
Delta Air Lines, Inc.[3]	1,513,165	16,614
Sandvik AB1	2,400,000	15,632
UAL Corp.	59,995	873
		3,416,799

ENERGY — 4.50%
Chevron Corp.	12,585,000	938,841
Diamond Offshore Drilling, Inc.	5,015,000	445,332
Spectra Energy Corp	19,311,414	373,290
TOTAL SA (ADR)	3,640,000	201,802
TOTAL SA1	2,890,000	158,465
Royal Dutch Shell PLC, Class A (ADR)	3,500,000	195,335
Royal Dutch Shell PLC, Class B1	2,797,147	75,043
Occidental Petroleum Corp.	2,000,000	111,080
Penn West Energy Trust	6,120,000	109,590
Marathon Oil Corp.	1,450,000	42,195
Banpu PCL[1]	940,000	4,463
		2,655,436

HEALTH CARE — 4.41%
Merck & Co., Inc.	28,675,000	887,491
Bristol-Myers Squibb Co.	28,525,500	586,199
Eli Lilly and Co.	11,100,000	375,402
Pfizer Inc	19,050,000	337,376
Wyeth	6,750,000	217,215
Abbott Laboratories	3,500,000	193,025
Schering-Plough Corp.	439,243	6,365
Clarent Hospital Corp.[1,2,3]	484,684	53
		2,603,126

CONSUMER DISCRETIONARY — 3.91%
McDonald's Corp.	10,318,300	597,739
Vivendi SA1	14,955,000	390,502
Home Depot, Inc.	14,500,000	342,055
Esprit Holdings Ltd.[1]	49,115,400	275,732
Carnival Corp., units	7,961,997	202,235
VF Corp.	2,040,000	112,404
H & M Hennes & Mauritz AB, Class B1	2,277,000	82,435
Regal Entertainment Group, Class A	5,660,000	72,674
CBS Corp., Class B	7,000,000	67,970
Tatts Group Ltd.[1]	32,000,000	53,303
Leggett & Platt, Inc.	1,874,000	32,533
Gannett Co., Inc.	2,500,000	27,500
Kesa Electricals PLC[1]	10,900,000	14,012
DSG International PLC[1]	21,830,000	11,456
Stockmann Oyj, Class B1	704,897	9,545
Time Warner Cable Inc., Class A3	402,350	7,878
Ford Motor Co.[3]	2,169,728	4,752
Macquarie Media Group[1]	2,664,450	2,234
Adelphia Recovery Trust, Series ACC-1[1,3]	19,531,478	234
		2,307,193

MATERIALS — 3.20%
E.I. du Pont de Nemours and Co.	15,900,000	508,800
Weyerhaeuser Co.[2]	10,728,000	410,024
Dow Chemical Co.	14,200,000	378,714
MeadWestvaco Corp.[2]	11,500,696	161,355
Vulcan Materials Co.	2,190,700	118,911
International Paper Co.	5,500,000	94,710
PPG Industries, Inc.	1,885,000	93,459
RPM International, Inc.	3,549,100	50,397
Alcoa Inc.	3,036,400	34,949
UPM-Kymmene Oyj[1]	2,000,000	28,286
Freeport-McMoRan Copper & Gold Inc.	300,000	8,730
		1,888,335

INFORMATION TECHNOLOGY — 2.81%
Intel Corp.	33,720,000	539,520
Microchip Technology Inc.[2]	14,128,000	347,973
Paychex, Inc.	8,897,000	253,920
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,527,729	136,519
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	31,999,668	47,053
Maxim Integrated Products, Inc.	12,045,000	163,812
Microsoft Corp.	4,000,000	89,320
Lite-On Technology Corp.[1,2]	116,706,712	78,053
ZiLOG, Inc.[3]	455,000	1,292
		1,657,462

MISCELLANEOUS — 3.64%
Other common stocks in initial period of acquisition		2,151,323

Total common stocks (cost: $43,560,159,000)		35,317,455

		Value
Preferred stocks — 0.99%	Shares	(000)

FINANCIALS — 0.96%
Bank of America Corp., Series K, 8.00% noncumulative[4]	68,780,000	$ 51,572
Bank of America Corp., Series M, 8.125% noncumulative[4]	17,970,000	13,948
Vornado Realty Trust, Series I, 6.625%	3,380,000	53,911
JPMorgan Chase & Co., Series I, 7.90%[4]	54,715,000	44,457
Barclays Bank PLC 7.434%[4,5]	53,055,000	33,543
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up4,5	25,000,000	20,753
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000	7,959
Citigroup Inc., Series E, 8.40%[4]	39,450,000	27,471
PNC Preferred Funding Trust I 6.517%[4,5]	35,400,000	24,980
Public Storage, Inc., Series F, 6.45%	1,000,000	16,750
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	8,160
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	26,770,000	18,538
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[5]	7,600,000	5,869
Santander Finance Preferred S.A., Unipersonal, 6.50%	1,524,000	24,384
Woori Bank 6.208%[1,4,5]	45,000,000	22,474
BNP Paribas 7.195%[4,5]	22,200,000	14,208
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	8,000,000	6,748
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	31,710,000	20,705
Standard Chartered PLC 6.409%[1,4,5]	25,500,000	12,833
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[4,5]	11,000,000	5,922
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	45,950,000	18,739
ILFC E-Capital Trust I 5.90%[4,5]	25,300,000	8,512
ILFC E-Capital Trust II 6.25%[4,5]	18,790,000	6,089
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[4]	20,540,000	14,398
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[4,5]	20,658,000	12,499
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[4]	23,825,000	11,190
AXA SA, Series B, 6.379%[4,5]	21,250,000	10,804
Société Générale 5.922%[4,5]	15,935,000	9,339
QBE Capital Funding II LP 6.797%[4,5]	18,715,000	7,964
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	6,500,000	6,389
Fannie Mae, Series O, 7.00%[4,5]	2,022,718	6,131
Lloyds TSB Group PLC 6.267%[4,5]	12,400,000	5,634
XL Capital Ltd., Series E, 6.50%[4]	12,750,000	3,574
HBOS PLC 6.657%[4,5]	5,950,000	2,612
CBG Florida REIT Corp., Series A, Class A, 7.114%[4,5]	9,000,000	1,841
Freddie Mac, Series W, 5.66%	1,912,800	1,784
iStar Financial, Inc., Series F, 7.80% cumulative redeemable[2]	400,000	1,200
BOI Capital Funding (No. 2) LP 5.571%[4,5]	2,500,000	825
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[5]	2,948,000	29
Lehman Brothers Holdings E-Capital Trust I 3.589%[4,6]	3,085,000	2
		564,740

MISCELLANEOUS — 0.03%
Other preferred stocks in initial period of acquisition		18,679

Total preferred stocks (cost: $1,244,266,000)		583,419

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[3]	18,316	—
XO Holdings, Inc., Series B, warrants, expire 2010[3]	13,738	—
XO Holdings, Inc., Series C, warrants, expire 2010[3]	13,738	—
GT Group Telecom Inc., warrants, expire 2010[1,3,5]	15,000	—
		—

		Value
Rights & warrants	Shares	(000)

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[1,3,5]	3,456	$ —

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		2,043

Total rights & warrants (cost: $779,000)		2,043

	Shares or
Convertible securities — 1.65%	principal amount

HEALTH CARE — 0.52%
Schering-Plough Corp., 6.00% convertible preferred 2010	982,100	132,367
Medtronic, Inc. 1.625% convertible notes 2013	$34,935,000	30,306
Medtronic, Inc. 1.50% convertible notes 2011	$53,700,000	49,673
Mylan Inc. 6.50% convertible preferred 2010	140,000	79,752
Incyte Corp. 3.50% convertible notes 2011[1,5]	$15,000,000	12,263
		304,361

FINANCIALS — 0.26%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[1,7]	3,570,000	120,739
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2009	2,000,000 units	17,340
Fannie Mae, Series 2004-1, 5.375% convertible preferred	1,979	7,916
XL Capital Ltd. 7.00% convertible preferred 2009	1,320,000 units	5,082
		151,077

UTILITIES — 0.19%
PG&E Corp. 9.50% convertible notes 2010[1]	$28,000,000	73,192
NRG Energy, Inc. 5.75% convertible preferred 2009	175,700	36,888
		110,080

MATERIALS — 0.18%
Cia. Vale do Rio Doce, Class A, 5.50% convertible preferred 2010[1]	800,000	18,920
Cia. Vale do Rio Doce, Series 1, 5.50% convertible preferred 2010	2,590,000	73,168
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	290,000	14,146
		106,234

ENERGY — 0.10%
El Paso Corp. 4.99% convertible preferred[5]	75,000	61,275

INFORMATION TECHNOLOGY — 0.09%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$92,245,000	31,133
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$63,525,000	26,760
		57,893

CONSUMER STAPLES — 0.03%
Bunge Ltd. 5.125% convertible preferred 2010	13,300	5,177
Bunge Ltd. 4.875% convertible preferred	247,700	12,938
		18,115

CONSUMER DISCRETIONARY — 0.02%
Ford Motor Co. 4.25% convertible notes 2036	$46,316,700	13,084

MISCELLANEOUS — 0.26%
Other convertible securities in initial period of acquisition		151,730

Total convertible securities (cost: $1,754,753,000)		973,849

	Principal amount
Bonds & notes — 28.10%	(000)

MORTGAGE-BACKED OBLIGATIONS[8] — 5.36%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$36,750	38,654
Fannie Mae 9.00% 2010	18	18
Fannie Mae 4.89% 2012	10,000	10,112
Fannie Mae 4.00% 2015	4,664	4,610
Fannie Mae 7.00% 2016	149	154
Fannie Mae 5.00% 2018	12,931	12,739
Fannie Mae 5.50% 2018	10,778	10,825
Fannie Mae 10.00% 2018	205	232
Fannie Mae 5.50% 2020	29,416	29,458
Fannie Mae 6.00% 2021	1,260	1,271
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	21,066	20,395
Fannie Mae 9.50% 2022	214	240
Fannie Mae 7.50% 2023	7	7
Fannie Mae 10.00% 2025	140	154
Fannie Mae, Series 2001-4, Class GA, 10.168% 2025[4]	768	854
Fannie Mae, Series 2001-4, Class NA, 11.877% 2025[4]	61	67
Fannie Mae 6.00% 2026	17,772	17,827
Fannie Mae 6.50% 2026	5,522	5,602
Fannie Mae 6.50% 2026	860	873
Fannie Mae 7.00% 2026	2,355	2,432
Fannie Mae 6.50% 2027	1,395	1,415
Fannie Mae 6.50% 2027	1,378	1,398
Fannie Mae 6.50% 2027	1,161	1,178
Fannie Mae 6.50% 2027	1,046	1,061
Fannie Mae 6.00% 2028	26,935	26,950
Fannie Mae 7.00% 2028	6,902	7,128
Fannie Mae 7.00% 2028	1,263	1,304
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	665	706
Fannie Mae 7.50% 2031	287	301
Fannie Mae, Series 2001-20, Class E, 9.624% 2031[4]	617	683
Fannie Mae 5.50% 2033	4,139	4,055
Fannie Mae 4.539% 2035[4]	4,920	4,919
Fannie Mae 5.50% 2035	15,132	14,808
Fannie Mae 5.50% 2035	6,845	6,699
Fannie Mae 6.50% 2035	433	442
Fannie Mae 7.00% 2035	7,006	7,244
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	7,847	7,701
Fannie Mae 6.50% 2036	15,721	15,771
Fannie Mae 6.50% 2036	13,174	13,364
Fannie Mae 5.50% 2037	95,999	93,854
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	23,491	22,721
Fannie Mae 5.50% 2037	17,995	17,593
Fannie Mae 5.62% 2037[4]	15,230	15,335
Fannie Mae 6.00% 2037	27,525	27,533
Fannie Mae 6.00% 2037[1]	20,071	19,633
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	17,876	17,672
Fannie Mae 6.00% 2037	16,278	16,283
Fannie Mae 6.00% 2037	10,205	10,207
Fannie Mae 6.00% 2037	2,263	2,235
Fannie Mae 6.50% 2037	54,891	55,067
Fannie Mae 6.50% 2037	17,295	17,545
Fannie Mae 6.50% 2037	13,443	13,486
Fannie Mae 6.50% 2037[1]	12,936	12,839
Fannie Mae 6.50% 2037	7,124	7,147
Fannie Mae 6.50% 2037	6,309	6,400
Fannie Mae 6.50% 2037	4,058	4,116
Fannie Mae 6.78% 2037[4]	1,517	1,539
Fannie Mae 7.00% 2037	34,974	35,660
Fannie Mae 7.00% 2037	31,413	32,441
Fannie Mae 7.00% 2037	13,979	14,437
Fannie Mae 7.00% 2037	13,371	13,634
Fannie Mae 7.00% 2037	10,321	10,523
Fannie Mae 7.00% 2037	10,177	10,377
Fannie Mae 7.00% 2037	8,761	9,048
Fannie Mae 7.00% 2037	8,416	8,581
Fannie Mae 7.00% 2037[1]	4,357	4,401
Fannie Mae 7.00% 2037[1]	3,566	3,602
Fannie Mae 7.00% 2037	1,868	1,904
Fannie Mae 7.00% 2037	1,221	1,261
Fannie Mae 7.50% 2037	22,510	23,098
Fannie Mae 7.50% 2037	4,268	4,380
Fannie Mae 7.50% 2037	3,311	3,398
Fannie Mae 7.50% 2037	1,601	1,642
Fannie Mae 7.50% 2037[1]	1,371	1,392
Fannie Mae 7.50% 2037[1]	747	758
Fannie Mae 8.00% 2037	1,614	1,664
Fannie Mae 8.00% 2037	1,211	1,248
Fannie Mae 4.50% 2038	14,200	12,912
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,374	1,438
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	933	976
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,481	1,572
Fannie Mae 6.50% 2047	6,313	6,293
Fannie Mae 6.50% 2047	5,708	5,690
Fannie Mae 6.50% 2047	5,316	5,300
Fannie Mae 6.50% 2047	4,692	4,678
Fannie Mae 6.50% 2047	3,792	3,781
Fannie Mae 6.50% 2047	2,410	2,403
Fannie Mae 6.50% 2047	1,413	1,409
Fannie Mae 6.50% 2047	1,039	1,036
Fannie Mae 7.00% 2047	6,218	6,282
Fannie Mae 7.00% 2047	3,499	3,535
Fannie Mae 7.00% 2047	3,495	3,530
Fannie Mae 7.00% 2047	2,692	2,720
Fannie Mae 7.00% 2047	1,579	1,595
Freddie Mac 8.50% 2009	9	9
Freddie Mac 8.50% 2010	21	21
Freddie Mac 5.00% 2018	7,903	7,774
Freddie Mac 5.50% 2018	3,918	3,929
Freddie Mac 11.00% 2018	152	171
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	22,151
Freddie Mac 5.50% 2019	10,596	10,619
Freddie Mac, Series 178, Class Z, 9.25% 2021	73	81
Freddie Mac, Series 2289, Class NB, 11.416% 2022[4]	150	171
Freddie Mac 5.00% 2023	30,127	29,429
Freddie Mac 5.00% 2023	28,121	27,470
Freddie Mac 5.00% 2023	23,171	22,634
Freddie Mac 5.00% 2023	15,577	15,216
Freddie Mac 5.00% 2023	8,262	8,071
Freddie Mac 5.00% 2023	4,707	4,598
Freddie Mac 6.00% 2026	4,593	4,607
Freddie Mac 6.00% 2027	7,865	7,869
Freddie Mac 4.637% 2035[4]	6,632	6,607
Freddie Mac 5.00% 2035	11,710	11,108
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,492	5,504
Freddie Mac 4.50% 2036	8,381	7,629
Freddie Mac 5.00% 2036	10,371	9,825
Freddie Mac, Series 3257, Class PA, 5.50% 2036	22,785	21,815
Freddie Mac 7.00% 2036	1,689	1,714
Freddie Mac 4.50% 2037	33	30
Freddie Mac 5.00% 2037	3,309	3,135
Freddie Mac 5.441% 2037[4]	11,176	11,111
Freddie Mac, Series 3286, Class JN, 5.50% 2037	30,760	29,414
Freddie Mac, Series 3312, Class PA, 5.50% 2037	23,453	22,374
Freddie Mac, Series 3318, Class JT, 5.50% 2037	17,157	16,384
Freddie Mac, Series 3271, Class OA, 6.00% 2037	22,141	22,509
Freddie Mac 6.50% 2037	7,800	7,915
Freddie Mac 4.50% 2038	24,699	22,435
Freddie Mac 4.50% 2038	6,150	5,586
Freddie Mac 5.00% 2038	32,368	30,665
Freddie Mac 5.00% 2038	6,449	6,109
Freddie Mac 5.00% 2038	4,973	4,711
Freddie Mac 5.50% 2038	19,000	18,541
Freddie Mac 5.938% 2038[4]	4,042	3,976
Freddie Mac 6.00% 2038	16,549	16,529
Freddie Mac 6.50% 2038	32,072	32,530
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	6,470	4,871
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	82,921	72,132
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	13,595	11,063
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	6,475	5,507
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	5,360	5,283
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	5,557	5,018
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	4,404
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	12,452	7,660
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,937	2,956
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 3.609% 2036[4]	13,051	8,256
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	7,279	5,696
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	10,000	5,406
Countrywide Alternative Loan Trust, Series 2007-J1, Class 3-A-4, 5.755% 2036[4]	20,000	11,805
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 3.609% 2037[4]	27,538	15,004
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1-A-19, 3.709% 2037[1,4]	32,728	18,655
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	15,562	10,595
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.871% 2047[4]	30,051	16,447
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.934% 2047[4]	16,687	9,256
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	54,161	48,990
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	33,311	30,131
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 5.757% 2033[4]	185	149
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.828% 2037[4]	34,435	25,514
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.867% 2037[4]	17,501	10,690
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.867% 2037[4]	16,422	10,789
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 3.579% 2037[4]	10,934	6,053
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	14,000	8,862
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[4]	15,634	9,545
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	32,690	28,909
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	43,612	28,134
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	21,937	14,578
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	3,791	3,640
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,799	1,733
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	13,900
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	822	747
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687	11,646
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,935	2,772
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[4]	3,840	3,115
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[4]	27,700	21,836
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	20,000	19,245
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	5,329	4,683
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,695	3,488
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,923	2,207
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	7,375	7,109
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,936	3,760
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,962	9,132
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[5]	18,498	11,099
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	8,484
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	6,519
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[4]	8,000	7,496
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[4]	3,050	2,868
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	10,900	9,252
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	11,078	10,636
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	6,789	4,651
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100	54
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.784% 2035[4]	10,123	6,100
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	53,456	30,211
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	13,987	11,175
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	15,457	9,809
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.884% 2033[4]	815	733
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.625% 2034[4]	3,518	2,411
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.569% 2035[4]	6,140	3,808
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.201% 2037[4]	19,227	15,104
CHL Mortgage Pass-Through Trust, Series 2007-8, Class 1-A-1, 6.00% 2038	8,982	6,758
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.928% 2047[4]	39,731	26,123
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.089% 2047[4]	22,153	15,070
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[5]	7,250	6,118
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[1,5]	20,000	16,242
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,5]	37,375	26,720
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,5]	20,500	14,562
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,5]	5,550	3,863
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[5]	10,000	9,581
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	37,750	34,328
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[5]	9,000	7,678
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,5]	16,575	13,493
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,5]	1,250	984
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,5]	10,000	9,200
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1,5]	7,000	6,395
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[5]	12,000	11,243
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[5]	5,000	4,329
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,5]	18,000	13,746
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,5]	17,000	13,998
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,5]	1,670	1,369
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[5]	12,000	11,401
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1,5]	11,100	10,567
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[5]	8,000	7,346
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,5]	29,000	25,750
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	13,010
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	10,054	9,664
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	5,000	3,932
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[4]	22,000	17,640
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	10,526
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.783% 2036[4]	28,821	16,522
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.321% 2036[4]	41,221	27,035
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 3.639% 2036[4]	6,785	4,477
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.898% 2036[4]	11,315	7,709
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.922% 2036[4]	27,422	16,545
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.915% 2037[4]	10,822	6,348
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.994% 2047[4]	6,681	4,209
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	5,732	5,299
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.573% 2035[4]	19,021	13,004
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.216% 2036[4]	24,327	15,935
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.613% 2037[4]	5,651	3,511
Wells Fargo Mortgage-backed Securities Trust, Series 2007-11, Class A-96, 6.00% 2037	51,115	36,931
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	19,772	11,760
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	39,026	23,977
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	14,382	12,660
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	7,677	6,330
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.66% 2036[4]	13,389	10,305
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	2,806	2,805
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.339% 2044[4]	13,000	9,804
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[4]	17,000	14,940
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	28,240	25,544
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.844% 2033[4]	1,787	1,773
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	7,575	6,824
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.876% 2037[4]	24,872	16,526
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	7,223	3,711
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	10,621	10,393
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.227% 2045[4]	17,730	15,541
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	14,309	12,569
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	20,000	12,685
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.954% 2034[4]	1,832	1,405
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	20,000	12,809
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.743% 2035[4]	13,751	8,948
Bank of America 5.50% 2012[5]	22,500	22,321
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	22,129	22,250
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[4]	27,410	20,794
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[4]	30,341	18,573
Nationwide Building Society, Series 2007-2, 5.50% 2012[5]	17,500	18,166
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[1]	18,241	18,121
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	10,996	8,303
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.971% 2036[4]	921	562
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.624% 2037[4]	13,449	8,727
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	15,424	13,423
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	3,811	3,516
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[4]	17,875	15,776
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[4]	20,250	15,713
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	20,000	15,553
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 3.379% 2046[4]	17,061	14,551
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	7,306	6,492
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	5,318	4,654
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	2,812	2,409
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.994% 2031[4,5]	46,004	515
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	3,879	3,745
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	7,453
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,020	11,703
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[5]	10,990	11,240
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,160	933
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	10,446	9,210
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.738% 2036[4]	2,000	1,539
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.801% 2037[4]	13,875	7,801
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[4]	10,000	8,983
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	8,958	8,936
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	5,849
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	2,898	2,879
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	10,000	8,321
BCAP LLC Trust, Series 2006-AA2, Class A-1, 3.429% 2037[4]	14,546	8,297
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[5]	6,000	6,365
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.914% 2036[4]	10,604	6,297
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	819	821
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	5,374	5,212
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.629% 2036[4]	7,540	5,369
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,924	5,078
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.178% 2030[4]	4,440	4,424
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	4,798	4,234
TBW Mortgage-Backed Trust, Series 2006-1, Class 2-A-1, 6.50% 2036	6,205	4,003
Government National Mortgage Assn. 9.50% 2009	48	49
Government National Mortgage Assn. 9.00% 2016	34	37
Government National Mortgage Assn. 8.50% 2017	8	8
Government National Mortgage Assn. 8.50% 2017	3	3
Government National Mortgage Assn. 10.00% 2020	751	867
Government National Mortgage Assn. 8.50% 2021	168	180
Government National Mortgage Assn. 8.50% 2021	32	35
Government National Mortgage Assn. 8.50% 2021	6	6
Government National Mortgage Assn. 9.50% 2021	97	111
Government National Mortgage Assn. 10.00% 2021	1,070	1,236
Government National Mortgage Assn. 10.00% 2025	1,021	1,173
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.478% 2036[4]	3,467	2,019
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.485% 2027[4,5]	237	237
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.655% 2027[4,5]	195	194
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	270	261
		3,164,209

FINANCIALS — 4.22%
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	3,835	2,726
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[4,5]	151,370	141,530
Countrywide Home Loans, Inc., Series M, 4.125% 2009	8,000	7,674
Countrywide Home Loans, Inc., Series K, 5.625% 2009	7,833	7,583
Countrywide Financial Corp., Series A, 4.50% 2010	2,695	2,511
Countrywide Financial Corp., Series B, 3.242% 2012[4]	4,750	4,008
Bank of America Corp. 5.375% 2012	4,000	3,751
Countrywide Financial Corp., Series B, 5.80% 2012	49,886	46,429
Bank of America Corp. 5.30% 2017	56,815	47,949
MBNA Global Capital Funding, Series B, 3.601% 2027[4]	35,000	22,550
General Motors Acceptance Corp. 7.75% 2010	7,000	5,244
Residential Capital Corp. 8.375% 2010[4]	50,400	11,088
Residential Capital Corp. 8.50% 2010[5]	5,726	2,763
General Motors Acceptance Corp. 6.875% 2011	92,370	54,127
General Motors Acceptance Corp. 7.25% 2011	48,250	29,706
General Motors Acceptance Corp. 6.875% 2012	10,820	5,926
General Motors Acceptance Corp. 7.00% 2012	43,455	24,364
General Motors Acceptance Corp. 5.011% 2014[4]	17,000	8,311
Ford Motor Credit Co. 5.80% 2009	4,000	3,709
Ford Motor Credit Co. 7.375% 2009	1,200	996
Ford Motor Credit Co. 9.75% 2010[4]	81,750	55,614
Ford Motor Credit Co. 7.25% 2011	4,450	2,696
Ford Motor Credit Co. 7.375% 2011	1,800	1,121
Ford Motor Credit Co. 9.875% 2011	7,500	4,729
Ford Motor Credit Co. 7.569% 2012[4]	102,355	61,979
Ford Motor Credit Co. 7.80% 2012	3,500	2,045
Ford Motor Credit Co. 8.00% 2016	9,925	5,442
Westfield Group 5.40% 2012[5]	5,000	4,362
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[5]	22,500	18,039
Westfield Group 5.70% 2016[5]	46,105	34,271
Westfield Group 7.125% 2018[1,5]	33,500	25,125
Liberty Mutual Group Inc. 6.50% 2035[5]	21,275	13,564
Liberty Mutual Group Inc. 7.50% 2036[5]	5,655	3,561
Liberty Mutual Group Inc., Series A, 7.80% 2087[5]	11,070	5,468
Liberty Mutual Group Inc., Series C, 10.75% 2088[4,5]	109,430	57,522
Simon Property Group, LP 4.875% 2010	5,000	4,679
Simon Property Group, LP 5.375% 2011	32,700	29,299
Simon Property Group, LP 6.35% 2012	5,000	4,340
Simon Property Group, LP 5.30% 2013	6,000	4,957
Simon Property Group, LP 5.75% 2015	2,500	1,859
Simon Property Group, LP 5.25% 2016	25,040	17,044
Simon Property Group, LP 6.10% 2016	4,250	3,170
Simon Property Group, LP 5.875% 2017	5,825	4,235
Simon Property Group, LP 6.125% 2018	7,125	5,081
Merrill Lynch & Co., Inc. 6.875% 2018	78,140	69,519
Independence Community Bank Corp. 4.90% 2010	5,000	4,450
Sovereign Bancorp, Inc. 4.511% 2013[4]	7,710	5,834
Sovereign Bancorp, Inc. 5.125% 2013	20,395	15,700
Independence Community Bank 3.75% 2014[4]	11,255	8,662
Sovereign Bancorp, Inc. 8.75% 2018[1]	38,550	32,852
Citigroup Inc. 6.50% 2013	17,500	16,606
Citigroup Inc. 6.125% 2017	8,000	6,889
Citigroup Capital XXI 8.30% 2077[4]	62,075	42,700
Realogy Corp., Term Loan, Letter of Credit, 5.468% 2013[4,8,9]	6,305	4,077
Realogy Corp., Term Loan B, 6.50% 2013[4,8,9]	18,704	12,095
Realogy Corp. 10.50% 2014	95,945	31,182
Realogy Corp. 11.75% 2014[10]	19,058	5,431
Realogy Corp. 12.375% 2015	11,125	2,253
CIT Group Inc. 2.925% 2009[4]	1,259	1,081
CIT Group Inc. 4.125% 2009	1,600	1,268
CIT Group Inc. 6.875% 2009	15,000	12,036
CIT Group Inc. 4.25% 2010	9,294	6,568
CIT Group Inc. 4.75% 2010	4,733	2,901
CIT Group Inc. 3.796% 2011[4]	2,500	1,336
CIT Group Inc. 5.60% 2011	100	58
CIT Group Inc. 5.40% 2012	50	29
CIT Group Inc. 7.625% 2012	17,560	10,276
CIT Group Inc. 7.75% 2012	865	473
CIT Group Inc. 5.40% 2013	9,842	5,195
CIT Group Inc. 5.00% 2014	6,065	3,160
CIT Group Inc. 5.125% 2014	235	118
CIT Group Inc. 5.00% 2015	50	25
CIT Group Inc. 5.85% 2016	685	342
CIT Group Inc. 5.65% 2017	1,690	809
CIT Group Inc. 5.80% 2036	12,895	5,259
CIT Group Inc. 6.10% 2067[4]	13,890	2,357
UniCredito Italiano SpA 5.584% 2017[4,5]	32,750	29,549
UniCredito Italiano SpA 6.00% 2017[5]	25,300	19,531
HVB Funding Trust I 8.741% 2031[5]	5,570	2,673
iStar Financial, Inc., Series B, 3.159% 2009[2,4]	2,420	1,370
iStar Financial, Inc. 3.164% 2010[2,4]	6,748	3,787
iStar Financial, Inc. 5.375% 2010[2]	14,010	6,797
iStar Financial, Inc. 6.00% 2010[2]	6,950	3,094
iStar Financial, Inc., Series B, 5.125% 2011[2]	16,930	7,114
iStar Financial, Inc. 5.65% 2011[2]	3,635	1,455
iStar Financial, Inc. 5.80% 2011[2]	485	199
iStar Financial, Inc. 5.15% 2012[2]	3,400	1,327
iStar Financial, Inc. 5.50% 2012[2]	7,700	3,005
iStar Financial, Inc., Series B, 5.95% 2013[2]	808	307
iStar Financial, Inc. 6.50% 2013[2]	5,133	1,952
iStar Financial, Inc. 8.625% 2013[2]	38,217	14,915
iStar Financial, Inc., Series B, 5.70% 2014[2]	2,918	1,110
iStar Financial, Inc. 6.05% 2015[2]	4,612	1,754
iStar Financial, Inc. 5.875% 2016[2]	7,165	2,726
HSBK (Europe) BV 7.75% 2013	10,275	6,216
HSBK (Europe) BV 7.75% 2013[5]	2,165	1,310
HSBK (Europe) BV 7.25% 2017[5]	65,640	33,805
HSBK (Europe) BV 7.25% 2017	3,125	1,609
Zions Bancorporation 5.65% 2014	19,000	12,753
Zions Bancorporation 5.50% 2015	44,140	29,552
E*TRADE Financial Corp. 8.00% 2011	26,350	19,894
E*TRADE Financial Corp. 7.375% 2013	8,100	5,224
E*TRADE Financial Corp. 7.875% 2015	24,700	15,931
HSBC Finance Corp. 4.625% 2010	14,000	13,023
HSBC Holdings PLC 6.50% 2037	30,350	23,998
Midland Bank 3.438% Eurodollar note (undated)[4]	5,000	2,600
UnumProvident Corp. 5.859% 2009	11,500	11,311
UnumProvident Finance Co. PLC 6.85% 2015[5]	33,500	27,587
HBOS PLC 6.75% 2018[5]	34,725	26,070
HBOS PLC 5.375% (undated)[4,5]	24,110	12,007
Standard Chartered Bank 6.40% 2017[5]	40,550	29,254
Standard Chartered Bank 4.438% Eurodollar note (undated)[4]	15,000	7,350
Santander Issuances, SA Unipersonal 3.564% 2016[4,5]	15,200	13,842
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	15,700	14,296
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	10,000	7,051
JPMorgan Chase & Co. 4.891% 2015[4]	10,000	9,942
JPMorgan Chase Bank NA 6.00% 2017	12,700	11,136
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	13,615	9,824
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[4]	3,100	2,170
Kimco Realty Corp. 6.00% 2012	3,250	2,701
Kimco Realty Corp., Series C, 5.783% 2016	20,000	14,297
Kimco Realty Corp. 5.70% 2017	21,985	15,713
Hospitality Properties Trust 6.75% 2013[2]	18,365	16,323
Hospitality Properties Trust 5.125% 2015[2]	2,160	1,581
Hospitality Properties Trust 6.30% 2016[2]	2,368	1,747
Hospitality Properties Trust 5.625% 2017[2]	1,485	1,024
Hospitality Properties Trust 6.70% 2018[2]	16,175	11,865
SLM Corp., Series A, 5.40% 2011	15,000	10,633
SLM Corp., Series A, 3.835% 2014[4]	10,000	5,690
SLM Corp., Series A, 5.00% 2015	12,000	6,763
SLM Corp., Series A, 8.45% 2018	12,500	8,504
Charles Schwab Corp., Series A, 6.375% 2017	15,035	13,467
Schwab Capital Trust I 7.50% 2037[4]	24,900	17,324
TuranAlem Finance BV 8.00% 2014	6,005	2,192
TuranAlem Finance BV 8.50% 2015	22,485	8,432
TuranAlem Finance BV 8.50% 2015[5]	10,000	3,750
TuranAlem Finance BV 8.25% 2037[5]	35,000	14,175
TuranAlem Finance BV, Series 8, 8.25% 2037	5,385	2,181
Hartford Financial Services Group, Inc. 6.30% 2018	9,250	6,600
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	38,500	24,110
Rouse Co. 3.625% 2009	32,561	15,141
Rouse Co. 7.20% 2012	28,039	9,814
Rouse Co. 5.375% 2013	2,770	956
Rouse Co. 6.75% 2013[5]	13,400	4,623
Metropolitan Life Global Funding I, 5.125% 2013[5]	10,000	8,948
MetLife Capital Trust IV 7.875% 2067[4,5]	21,500	12,062
MetLife Capital Trust X 9.25% 2068[4,5]	13,200	8,230
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	48,270	27,212
Royal Bank of Scotland Group PLC 7.64% (undated)[4]	3,000	1,437
International Lease Finance Corp. 5.00% 2012	5,000	3,207
International Lease Finance Corp., Series R, 5.40% 2012	10,000	6,548
International Lease Finance Corp., Series R, 6.625% 2013	3,500	2,275
American General Finance Corp., Series I, 5.40% 2015	17,250	6,208
American General Finance Corp., Series J, 6.50% 2017	8,000	2,824
American General Finance Corp., Series J, 6.90% 2017	12,500	4,529
American International Group, Inc. 8.175% 2058[4,5]	16,000	2,558
Lazard Group LLC 7.125% 2015	29,262	23,045
Lazard Group LLC 6.85% 2017	5,957	4,285
Korea Development Bank 5.30% 2013[1]	29,500	26,224
Fifth Third Capital Trust IV 6.50% 2067[4]	59,500	24,766
Capmark Financial Group Inc. 3.453% 2010[4]	21,000	8,421
Capmark Financial Group Inc. 5.875% 2012	40,888	10,226
Capmark Financial Group Inc. 6.30% 2017	19,427	4,313
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	6,000	4,019
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	12,500	7,751
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	20,360	11,009
Prudential Holdings, LLC, Series C, 8.695% 2023[5,8]	22,250	19,210
Prudential Financial, Inc. 8.875% 2068[4]	5,000	2,765
Capital One Financial Corp. 6.25% 2013	20,000	16,814
Capital One Capital III 7.686% 2036[4]	10,000	4,766
Host Marriott, LP, Series M, 7.00% 2012	17,650	14,385
Host Marriott, LP, Series K, 7.125% 2013	7,000	5,530
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,675	1,256
Development Bank of Singapore Ltd. 7.875% 2010[5]	10,000	10,134
Development Bank of Singapore Ltd. 7.125% 2011[5]	5,000	4,965
DBS Bank Ltd. 3.401% 2021[4,5]	7,250	4,834
Resona Bank, Ltd. 5.85% (undated)[4,5]	31,500	19,932
CNA Financial Corp. 6.60% 2008	7,130	7,099
CNA Financial Corp. 5.85% 2014	5,625	4,195
CNA Financial Corp. 7.25% 2023	11,625	8,402
Northern Rock PLC 5.60% (undated)[4,5]	16,380	6,306
Northern Rock PLC 6.594% (undated)[4,5]	33,985	13,084
Lincoln National Corp. 5.65% 2012	12,000	11,358
Lincoln National Corp. 7.00% 2066[4]	15,025	7,070
National City Preferred Capital Trust I 12.00% (undated)[4]	20,000	18,175
New York Life Global Funding 4.65% 2013[5]	17,000	15,950
Goldman Sachs Group, Inc. 6.25% 2017	6,000	5,022
Goldman Sachs Group, Inc. 6.15% 2018	10,000	8,298
Goldman Sachs Group, Inc. 6.75% 2037	3,850	2,513
ProLogis 5.625% 2015	2,605	1,391
ProLogis 6.625% 2018	25,000	14,411
Kazkommerts International BV 8.50% 2013[5]	2,500	1,187
Kazkommerts International BV 7.875% 2014[5]	10,000	4,550
Kazkommerts International BV 8.00% 2015	14,500	6,307
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	3,291
Monumental Global Funding 5.50% 2013[5]	10,000	9,491
Monumental Global Funding III 4.953% 2014[4,5]	8,000	5,373
American Express Co. 6.15% 2017	12,610	9,037
American Express Co. 8.15% 2038	4,500	3,533
Developers Diversified Realty Corp. 4.625% 2010	8,695	7,652
Developers Diversified Realty Corp. 5.375% 2012	2,000	1,496
Developers Diversified Realty Corp. 5.50% 2015	5,000	3,274
Lehman Brothers Holdings Inc., Series G, 3.95% 2009[6]	260	35
Lehman Brothers Holdings Inc., Series G, 4.25% 2010[6]	245	33
Lehman Brothers Holdings Inc. 6.625% 2012[6]	625	84
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[4,6]	2,195	269
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[6]	9,895	1,336
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[6]	2,785	376
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[6]	215	29
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[6]	74,983	10,123
North Front Pass Through Trust 5.81% 2024[4,5]	10,000	9,301
Nationwide Mutual Insurance Co. 7.875% 2033[5]	5,000	2,658
Wachovia Bank NA 6.60% 2038	15,000	11,893
ERP Operating LP 6.584% 2015	2,705	2,307
ERP Operating LP 5.75% 2017	1,660	1,133
ERP Operating LP 7.125% 2017	10,000	7,276
ORIX Corp. 5.48% 2011	12,000	10,602
Catlin Insurance Ltd. 7.249% (undated)[4,5]	40,090	9,944
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	9,626
Skandinaviska Enskilda Banken AB 7.50% (undated)[4,5]	10,405	9,242
Principal Life Insurance Co. 5.30% 2013	10,000	9,183
AXA SA 6.463% (undated)[4,5]	15,000	8,246
Allstate Corp., Series B, 6.125% 2067[4]	4,020	2,250
Allstate Corp., Series A, 6.50% 2067[4]	9,775	5,358
United Overseas Bank Ltd. 5.375% 2019[4,5]	10,000	7,373
Banco Mercantil del Norte, SA 6.135% 2016[5]	2,000	1,829
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	6,850	5,207
Chubb Corp. 6.375% 2067[4]	10,250	6,555
Canadian Imperial Bank of Commerce 3.25% Eurodollar note 2085[4]	10,000	6,437
Plum Creek Timberlands, LP 5.875% 2015	7,145	6,033
Société Générale 5.75% 2016[5]	7,400	5,626
Bank of Nova Scotia 3.25% 2085[4]	10,000	5,615
Nationwide Financial Services, Inc. 6.75% 2067[4]	9,780	5,265
Assurant, Inc. 5.625% 2014	5,740	5,237
Barclays Bank PLC 6.05% 2017[5]	1,000	755
Barclays Bank PLC 7.70% (undated)[1,4,5]	6,000	4,359
Credit Agricole SA 6.637% (undated)[4,5]	9,233	4,559
Silicon Valley Bank 5.70% 2012	5,000	4,495
Genworth Financial, Inc. 6.15% 2066[4]	17,665	4,135
KeyBank NA 5.50% 2012	4,000	3,397
Brandywine Operating Partnership, LP 5.75% 2012	4,190	3,358
SunTrust Banks, Inc. 7.25% 2018	4,000	3,354
Wells Fargo & Co. 4.375% 2013	3,230	2,985
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	3,800	2,640
First Tennessee Bank 5.05% 2015	3,400	1,944
Ambac Financial Group, Inc. 6.15% 2087[4]	8,405	1,930
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	1,697
LaBranche & Co Inc. 11.00% 2012	1,750	1,566
Downey Financial Corp. 6.50% 2014	18,340	1,403
Shinhan Bank 5.663% 2035[4]	2,075	1,026
Shinhan Bank 6.819% 2036[4]	400	193
Twin Reefs Asset Trust (XLFA), Series B, 5.294% 2079[4,5]	7,200	729
Huntington National Bank 5.50% 2016	510	356
Huntington National Bank 5.375% 2019	384	216
		2,489,445

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 3.48%
U.S. Treasury 3.625% 2009	10,000	10,163
U.S. Treasury 3.875% 2009	7,000	7,099
U.S. Treasury 4.50% 2011	16,165	17,458
U.S. Treasury 4.625% 2011	122,750	132,982
U.S. Treasury 4.875% 2011	53,820	58,193
U.S. Treasury 3.00% 2012[1,11]	6,331	6,166
U.S. Treasury 4.25% 2012	112,490	121,683
U.S. Treasury 4.875% 2012	25,000	27,480
U.S. Treasury 1.875% 2013[1,11]	20,735	19,381
U.S. Treasury 3.125% 2013	2,500	2,544
U.S. Treasury 3.625% 2013	114,640	119,562
U.S. Treasury 4.25% 2013	185,832	198,935
U.S. Treasury 4.25% 2014	91,000	97,534
U.S. Treasury Principal Strip 0% 2014	51,560	43,552
U.S. Treasury Principal Strip 0% 2014	30,000	25,357
U.S. Treasury Principal Strip 0% 2014	10,000	8,337
U.S. Treasury Principal Strip 0% 2014	10,000	8,231
U.S. Treasury 1.875% 2015[1,11]	25,910	22,874
U.S. Treasury 4.50% 2017	98,500	102,652
U.S. Treasury 8.875% 2017	7,500	9,933
U.S. Treasury 3.50% 2018	74,310	72,266
U.S. Treasury 3.875% 2018	4,600	4,593
U.S. Treasury 6.00% 2026	20,000	22,797
U.S. Treasury 6.50% 2026	14,385	17,336
U.S. Treasury 5.50% 2028	35,000	38,199
U.S. Treasury 3.375% 2032[1,11]	19,140	19,357
U.S. Treasury 4.50% 2036	106,640	108,223
U.S. Treasury Principal Strip 0% 2036	14,135	4,485
U.S. Treasury Principal Strip 0% 2037	114,137	34,865
U.S. Treasury Principal Strip 0% 2037	12,440	3,768
U.S. Treasury Principal Strip 0% 2038	14,533	4,328
Fannie Mae 5.00% 2011	29,865	31,026
Fannie Mae 6.25% 2011	5,400	5,614
Fannie Mae 5.25% 2012	74,000	72,490
Fannie Mae 6.125% 2012	31,460	33,873
Fannie Mae 3.625% 2013	23,085	22,691
Fannie Mae 4.625% 2013	80,000	77,204
Fannie Mae 5.25% 2016	27,000	27,091
Fannie Mae 6.25% 2029	71,000	76,087
Freddie Mac 6.625% 2009	39,355	40,581
Freddie Mac 5.25% 2011	83,915	87,832
Freddie Mac 5.00% 2018	170,000	150,703
Federal Home Loan Bank 5.125% 2013	18,000	18,566
CoBank ACB 7.875% 2018[5]	10,000	8,899
CoBank ACB 3.419% 2022[4,5]	8,315	6,077
Federal Agricultural Mortgage Corp. 4.875% 2011[5]	11,000	11,379
Federal Agricultural Mortgage Corp. 5.50% 2011[5]	3,000	3,092
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,018
		2,053,556

CONSUMER DISCRETIONARY — 3.34%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	39,050	27,335
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	4,375	2,822
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[5]	48,548	37,625
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	23,350	15,528
Charter Communications Operating, LLC, Term Loan B, 5.50% 2014[4,8,9]	49,948	37,336
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[5]	15,000	10,950
Charter Communications Operating, LLC, Term Loan B, 8.77% 2014[4,8,9]	26,865	22,835
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[5]	24,550	20,070
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	25,575	11,637
Allison Transmission Holdings, Inc., Term Loan B, 6.25% 2014[4,8,9]	114,040	77,433
Allison Transmission Holdings, Inc. 11.00% 2015[5]	27,300	17,199
Allison Transmission Holdings, Inc. 11.25% 2015[5,10]	76,450	40,901
Comcast Cable Communications, Inc. 6.20% 2008	49,000	48,978
Comcast Cable Communications, Inc. 6.75% 2011	3,300	3,243
Comcast Cable Communications, Inc. 7.125% 2013	8,100	7,713
Comcast Corp. 5.85% 2015	13,200	11,341
Comcast Corp. 5.90% 2016	8,475	7,304
Comcast Corp. 6.45% 2037	6,500	5,006
Comcast Corp. 6.95% 2037	10,275	8,401
Univision Communications, Inc., Second Lien Term Loan B, 5.50% 2009[4,8,9]	5,200	4,567
Univision Communications Inc. 7.85% 2011	22,325	14,176
Univision Communications, Inc., First Lien Term Loan B, 5.67% 2014[4,8,9]	62,584	34,421
Univision Communications Inc. 9.75% 2015[5,10]	113,665	23,870
Time Warner Inc. 3.034% 2009[4]	14,700	13,822
Time Warner Inc. 5.50% 2011	1,000	885
AOL Time Warner Inc. 6.875% 2012	11,950	10,745
Time Warner Companies, Inc. 9.125% 2013	5,000	4,807
Time Warner Inc. 5.875% 2016	18,900	15,149
Time Warner Companies, Inc. 7.25% 2017	9,500	8,049
AOL Time Warner Inc. 7.625% 2031	10,750	8,616
Time Warner Inc. 6.50% 2036	15,500	11,045
MGM MIRAGE 6.00% 2009	35,100	31,414
Mandalay Resort Group 6.50% 2009	7,122	6,517
MGM MIRAGE 8.50% 2010	22,830	15,924
MGM MIRAGE 6.75% 2012	9,150	5,902
MGM MIRAGE 6.75% 2013	8,200	5,166
MGM MIRAGE 7.50% 2016	4,000	2,380
Michaels Stores, Inc., Term Loan B, 5.75% 2013[4,8,9]	31,120	18,340
Michaels Stores, Inc. 10.00% 2014	87,100	39,630
Michaels Stores, Inc. 0%/13.00% 2016[12]	10,450	1,881
Michaels Stores, Inc. 11.375% 2016	6,800	2,380
Federated Retail Holdings, Inc. 5.35% 2012	7,000	5,277
Macy's Retail Holdings, Inc. 7.875% 2015	23,875	17,991
Federated Retail Holdings, Inc. 5.90% 2016	48,915	29,590
Federated Retail Holdings, Inc. 6.375% 2037	17,720	9,045
Cox Communications, Inc. 7.875% 2009	12,500	11,958
Cox Communications, Inc. 4.625% 2010	8,250	7,910
Cox Communications, Inc. 7.75% 2010	10,000	9,825
Cox Communications, Inc. 5.45% 2014	13,500	11,473
Cox Communications, Inc. 5.875% 2016[5]	25,000	20,514
News America Inc. 5.30% 2014	12,250	10,705
News America Holdings Inc. 8.00% 2016	6,000	5,727
News America Inc. 7.25% 2018	1,405	1,214
News America Holdings Inc. 8.25% 2018	7,000	6,188
News America Inc. 6.40% 2035	750	569
News America Inc. 6.65% 2037	19,000	15,091
News America Inc. 6.75% 2038	15,000	14,777
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	61,025	49,125
General Motors Corp. 7.20% 2011	67,225	27,394
General Motors Corp. 7.125% 2013	24,700	8,460
General Motors Corp. 8.80% 2021	24,970	7,616
General Motors Corp. 9.40% 2021	5,225	1,750
J.C. Penney Co., Inc. 8.00% 2010	35,705	33,976
J.C. Penney Co., Inc. 9.00% 2012	10,506	9,467
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144	4,398
Tenneco Automotive Inc. 8.625% 2014	59,300	28,316
Tenneco Inc. 8.125% 2015	19,550	10,264
NTL Cable PLC 8.75% 2014	30,564	21,548
NTL Cable PLC 9.125% 2016	32,000	21,280
Toys “R” Us, Inc. 7.625% 2011	45,375	29,721
Toys “R” Us-Delaware, Inc., Term Loan B, 7.059% 2012[4,8,9]	14,940	11,018
K. Hovnanian Enterprises, Inc. 8.875% 2012	10,515	4,153
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,265	4,351
K. Hovnanian Enterprises, Inc. 6.375% 2014	7,891	2,407
K. Hovnanian Enterprises, Inc. 6.50% 2014	20,796	6,343
K. Hovnanian Enterprises, Inc. 6.25% 2015	28,080	8,564
K. Hovnanian Enterprises, Inc. 6.25% 2016	16,170	4,932
K. Hovnanian Enterprises, Inc. 7.50% 2016	14,930	4,404
K. Hovnanian Enterprises, Inc. 8.625% 2017	11,930	3,579
Time Warner Cable Inc. 6.75% 2018	22,500	19,330
Time Warner Cable Inc. 6.55% 2037	25,000	19,091
CanWest Media Inc., Series B, 8.00% 2012	47,573	30,684
CanWest MediaWorks Inc. 9.25% 2015[5]	3,150	1,937
KB Home 5.875% 2015	25,985	17,150
KB Home 6.25% 2015	21,905	14,676
TL Acquisitions, Inc., Term Loan B, 5.62% 2014[4,8,9]	15,230	11,422
Thomson Learning 10.50% 2015[5]	33,050	19,830
Dollar General Corp., Term Loan B2, 5.868% 2014[4,8,9]	5,000	3,962
Dollar General Corp. 10.625% 2015	19,125	17,691
Dollar General Corp. 11.875% 2017[4,10]	11,200	9,212
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	17,505
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,554
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	2,860
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	2,995
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	5,133
Target Corp. 6.00% 2018	35,850	29,694
Boyd Gaming Corp. 7.75% 2012	28,400	23,430
Boyd Gaming Corp. 6.75% 2014	8,004	5,083
Quebecor Media Inc. 7.75% 2016	27,200	18,972
Quebecor Media Inc. 7.75% 2016	11,195	7,809
Ford Motor Co. 9.50% 2011	1,000	485
Ford Motor Co., Term Loan B, 7.59% 2013[4,8,9]	41,255	22,866
Ford Motor Co. 6.50% 2018	5,742	1,809
Ford Motor Co. 8.875% 2022	1,320	416
Ford Motor Co. 7.45% 2031	1,725	552
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	32,535	24,157
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850	23,225
Standard Pacific Corp. 5.125% 2009	13,750	12,581
Standard Pacific Corp. 6.875% 2011	3,385	2,386
Standard Pacific Corp. 6.25% 2014	7,050	3,631
Standard Pacific Corp. 7.00% 2015	3,830	2,317
Seminole Tribe of Florida 6.535% 2020[5,8]	10,000	9,747
Seminole Tribe of Florida 7.804% 2020[5,8]	9,980	9,905
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	250	200
DaimlerChrysler North America Holding Corp. 5.875% 2011	7,750	6,329
DaimlerChrysler North America Holding Corp. 7.75% 2011	15,000	12,579
Vidéotron Ltée 6.875% 2014	16,599	13,860
Vidéotron Ltée 6.375% 2015	4,905	3,752
Walt Disney Co. 6.375% 2012	15,000	15,221
Walt Disney Co. 5.625% 2016	2,000	1,851
Radio One, Inc., Series B, 8.875% 2011	12,130	6,702
Radio One, Inc. 6.375% 2013	22,565	10,267
Kabel Deutschland GmbH 10.625% 2014	19,675	16,625
Warner Music Group 7.375% 2014	25,000	15,625
Thomson Reuters Corp. 5.95% 2013	3,625	3,292
Thomson Reuters Corp. 6.50% 2018	14,260	12,010
Harrah's Operating Co., Inc. 5.50% 2010	23,875	12,564
Harrah's Operating Co., Inc. 5.625% 2015	8,800	1,452
CSC Holdings, Inc., Series B, 8.125% 2009	14,025	13,464
CSC Holdings, Inc., Series B, 6.75% 2012	400	348
American Media Operations, Inc., Series B, 10.25% 2009	17,230	8,572
American Media Operations, Inc., Series B, 10.25% 2009[5]	582	290
American Media Operations, Inc. 8.875% 2011	8,930	4,286
American Media Operations, Inc. 8.875% 2011[5]	325	156
Meritage Corp. 7.00% 2014	4,960	3,050
Meritage Homes Corp. 6.25% 2015	9,500	4,916
Meritage Corp. 7.731% 2017[1,5]	12,500	4,928
Delphi Automotive Systems Corp. 6.50% 2009[6]	54,466	2,669
Delphi Corp. 6.50% 2013[6]	72,580	3,992
Delphi Automotive Systems Corp. 6.55% 2006[6]	17,105	855
Delphi Automotive Systems Corp. 7.125% 2029[6]	104,355	5,218
Delphi Trust I 8.25% 2033[6]	30,031	3
Viacom Inc. 5.75% 2011	2,500	2,238
Viacom Inc. 6.25% 2016	12,750	10,296
AMC Entertainment Inc., Series B, 8.625% 2012	14,650	12,379
Cooper-Standard Automotive Inc. 7.00% 2012	19,150	12,160
LBI Media, Inc. 8.50% 2017[5]	19,605	11,861
Beazer Homes USA, Inc. 8.375% 2012	11,298	6,157
Beazer Homes USA, Inc. 8.125% 2016	13,050	5,285
Clear Channel Communications, Inc. 7.65% 2010	15,000	11,400
Staples, Inc. 7.375% 2012	9,000	9,430
McGraw-Hill Companies, Inc. 5.375% 2012	5,170	4,480
McGraw-Hill Companies, Inc. 5.90% 2017	6,000	4,724
Technical Olympic USA, Inc. 9.00% 2010[6]	10,675	1,895
Technical Olympic USA, Inc. 9.00% 2010[6]	7,815	1,387
Technical Olympic USA, Inc. 9.25% 2011[5,6]	33,175	5,889
Education Management LLC and Education Management Finance Corp. 8.75% 2014	7,775	5,715
Education Management LLC and Education Management Finance Corp. 10.25% 2016	4,370	3,037
Claire's Stores, Inc., Term Loan B, 5.56% 2014[4,8,9]	11,236	5,593
Claire's Stores, Inc. 9.25% 2015	9,600	2,928
Hanesbrands Inc., Series B, 6.508% 2014[4]	12,300	8,410
Neiman Marcus Group, Inc. 9.00% 2015[10]	11,300	7,797
Seneca Gaming Corp. 7.25% 2012	8,000	5,400
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	2,211
Centex Corp. 5.25% 2015	7,315	4,352
Centex Corp. 6.50% 2016	4,935	2,986
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	7,187	6,774
Regal Cinemas Corp., Series B, 9.375% 2012[1]	7,250	6,561
Marriott International, Inc., Series J, 5.625% 2013	5,000	3,744
Marriott International, Inc., Series I, 6.375% 2017	3,500	2,414
Pinnacle Entertainment, Inc. 7.50% 2015	9,400	5,922
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	5,000	3,850
Dex Media, Inc., Series B, 0%/9.00% 2013[12]	9,000	2,070
ERAC USA Finance Co. 7.00% 2037[5]	10,000	5,863
Gaylord Entertainment Co. 8.00% 2013	4,354	2,993
Gaylord Entertainment Co. 6.75% 2014	2,000	1,293
Visteon Corp. 7.00% 2014	18,000	3,510
Liberty Media Corp. 8.25% 2030	6,025	3,340
Sealy Mattress Co. 8.25% 2014	5,400	3,078
Cinemark USA, Inc., Term Loan B, 4.56% 2013[4,8,9]	3,724	2,861
Goodyear Tire & Rubber Co. 6.678% 2009[4]	3,000	2,764
Fox Acquisition LLC 13.375% 2016[5]	4,175	2,526
Local T.V. Finance LLC 9.25% 2015[5,10]	4,775	2,411
Bon-Ton Department Stores, Inc. 10.25% 2014	12,850	2,120
William Lyon Homes, Inc. 7.625% 2012	9,000	2,025
Young Broadcasting Inc. 10.00% 2011	21,855	1,748
Young Broadcasting Inc. 8.75% 2014	535	41
Wyndham Worldwide Corp. 6.00% 2016	1,590	1,045
		1,970,399

TELECOMMUNICATION SERVICES — 2.05%
U S WEST Communications, Inc. 5.625% 2008	18,020	18,020
Qwest Capital Funding, Inc. 7.90% 2010	32,510	26,658
Qwest Capital Funding, Inc. 7.25% 2011	136,770	105,313
Qwest Communications International Inc. 7.25% 2011	30,025	24,395
Qwest Corp. 8.875% 2012	12,400	10,912
Qwest Capital Funding, Inc. 7.625% 2021	7,225	4,732
U S WEST Capital Funding, Inc. 6.875% 2028	21,175	13,446
Qwest Capital Funding, Inc. 7.75% 2031	39,335	25,371
Sprint Capital Corp. 6.375% 2009	3,280	3,157
Nextel Communications, Inc., Series E, 6.875% 2013	103,850	59,229
Nextel Communications, Inc., Series F, 5.95% 2014	46,180	24,962
Nextel Communications, Inc., Series D, 7.375% 2015	136,815	75,288
Sprint Nextel Corp. 6.00% 2016	5,000	3,468
Sprint Capital Corp. 6.90% 2019	5,120	3,616
Sprint Capital Corp. 8.75% 2032	26,000	17,061
SBC Communications Inc. 6.25% 2011	5,500	5,418
AT&T Corp. 7.30% 2011[4]	14,789	14,911
AT&T Wireless Services, Inc. 8.125% 2012	16,935	16,800
AT&T Inc. 4.95% 2013	28,750	26,643
SBC Communications Inc. 5.10% 2014	38,500	33,667
SBC Communications Inc. 5.625% 2016	10,000	8,790
AT&T Corp. 8.00% 2031[4]	5,000	4,625
AT&T Inc. 6.30% 2038	1,520	1,204
AT&T Inc. 6.40% 2038	7,000	5,618
American Tower Corp. 7.125% 2012	59,325	55,321
American Tower Corp. 7.50% 2012	43,300	40,702
American Tower Corp. 7.00% 2017[5]	11,200	9,800
Verizon Global Funding Corp. 4.90% 2015	3,560	3,018
Verizon Communications Inc. 5.50% 2017	27,000	23,060
Verizon Communications Inc. 6.10% 2018	11,300	9,890
Verizon Communications Inc. 8.75% 2018[1]	15,000	15,352
Verizon Global Funding Corp. 7.75% 2030	6,705	6,005
Verizon Communications Inc. 6.25% 2037	50,000	38,731
Verizon Communications Inc. 6.90% 2038	4,105	3,444
Centennial Communications Corp. 9.633% 2013[4]	47,300	36,184
Centennial Communications Corp. 10.00% 2013	5,275	4,695
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	17,500	15,575
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[4]	39,275	33,776
Telecom Italia Capital SA 4.00% 2010	1,470	1,325
Telecom Italia Capital SA 4.875% 2010	1,630	1,405
Telecom Italia Capital SA, Series B, 5.25% 2013	2,700	2,052
Telecom Italia Capital SA 5.25% 2015	14,000	9,615
Telecom Italia Capital SA 6.999% 2018	24,400	17,714
Telecom Italia Capital SA 7.20% 2036	18,400	12,187
Telecom Italia Capital SA 7.721% 2038	30,100	20,527
Windstream Corp. 8.125% 2013	6,000	4,965
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	7,125	6,026
Windstream Corp. 8.625% 2016	58,100	44,156
Cricket Communications, Inc. 9.375% 2014	35,450	28,980
Cricket Communications, Inc. 10.875% 2014	19,000	15,532
ALLTEL Corp. 7.00% 2012	17,686	16,006
ALLTEL Corp., Term Loan B3, 6.25% 2015[4,8,9]	16,569	15,835
ALLTEL Corp., Term Loan B2, 7.024% 2015[4,8,9]	1,425	1,359
MetroPCS Wireless, Inc., Term Loan B, 5.063% 2013[4,8,9]	13,767	11,323
MetroPCS Wireless, Inc. 9.25% 2014	17,300	14,489
Vodafone Group PLC 5.625% 2017	11,975	9,791
Vodafone Group PLC 6.15% 2037	16,560	12,438
Rogers Wireless Inc. 7.25% 2012	3,140	3,040
Rogers Wireless Inc. 7.50% 2015	16,750	15,736
Cincinnati Bell Inc. 7.25% 2013	24,475	18,723
British Telecommunications PLC 8.625% 2010[4]	2,000	1,977
British Telecommunications PLC 5.15% 2013	8,750	8,043
British Telecommunications PLC 5.95% 2018	3,665	2,907
British Telecommunications PLC 9.125% 2030[4]	4,605	4,179
Singapore Telecommunications Ltd. 6.375% 2011[5]	6,000	5,987
Singapore Telecommunications Ltd. 6.375% 2011	4,825	4,814
Singapore Telecommunications Ltd. 7.375% 2031[5]	3,800	3,036
Koninklijke KPN NV 8.00% 2010	10,000	9,580
Koninklijke KPN NV 8.375% 2030	4,660	3,789
France Télécom 7.75% 2011[4]	8,500	8,412
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[5]	12,000	7,549
Intelsat, Ltd. 6.50% 2013	14,850	7,499
Deutsche Telekom International Finance BV 5.875% 2013	5,625	5,095
NTELOS Inc., Term Loan B, 5.37% 2011[4,8,9]	5,791	5,019
Embarq Corp. 6.738% 2013	5,000	4,354
Nordic Telephone Co. Holding ApS 8.875% 2016[5]	4,000	3,380
Trilogy International Partners LLC, Term Loan B, 7.262% 2012[4,8,9]	5,250	3,176
Hawaiian Telcom Communications, Inc. 8.486% 2013[4]	15,920	1,512
Hawaiian Telcom Communications, Inc. 9.75% 2013	16,945	1,271
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	7,075	212
Level 3 Financing, Inc. 9.25% 2014	4,000	2,300
Citizens Communications Co. 7.875% 2027	3,725	1,881
		1,208,053

INDUSTRIALS — 1.71%
Continental Airlines, Inc. 8.75% 2011	27,750	18,454
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[8]	11,700	10,881
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[8]	9,870	7,402
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	5,741	4,335
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	1,313	919
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	17,293	14,526
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	5,013	3,610
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	847	559
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	15,943	13,552
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	822	621
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[8]	11,719	6,797
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	674	519
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	5,204	4,111
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	14,448	10,836
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	11,380	6,627
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	2,642	2,061
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	6,823	6,243
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	5,852	4,389
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[8]	2,723	2,588
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[6,8]	5,302	5,912
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[8]	26,673	25,473
United Air Lines, Inc., Term Loan B, 5.25% 2014[4,8,9]	55,011	31,475
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[8]	2,019	1,859
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[8]	1,072	1,019
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,8]	2,453	770
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[5,8]	5,225	3,056
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	9,330	5,620
Nielsen Finance LLC, Term Loan B, 4.803% 2013[4,8,9]	5,969	4,325
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	65,200	47,596
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[12]	65,225	25,438
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[8]	8,050	6,681
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[8]	46,035	33,182
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[6,8]	3,336	3,048
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	19,813	14,859
US Investigations Services, Inc., Term Loan B, 5.954% 2015[1,4,8,9]	18,810	13,308
US Investigations Services, Inc. 10.50% 2015[5]	41,545	32,197
US Investigations Services, Inc. 11.75% 2016[5]	15,775	10,175
Northwest Airlines, Inc., Term Loan B, 7.27% 2013[1,4,8,9]	6,166	5,254
Northwest Airlines, Inc., Term Loan A, 5.52% 2018[1,4,8,9]	59,281	48,136
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[8]	1,404	1,138
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[8]	17,745	11,800
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[8]	1,726	1,606
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[8]	4,595	3,791
AMR Corp. 9.00% 2012	11,000	6,875
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[8]	17,138	13,893
AMR Corp. 9.00% 2016	2,000	1,170
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[8]	14,806	6,663
AMR Corp. 10.00% 2021[1]	3,000	1,815
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[8]	7,423	4,454
Ashtead Group PLC 8.625% 2015[5]	15,700	9,969
Ashtead Capital, Inc. 9.00% 2016[5]	54,185	34,407
Allied Waste North America, Inc., Series B, 6.50% 2010	12,000	11,280
Allied Waste North America, Inc., Series B, 5.75% 2011	8,800	8,140
Allied Waste North America, Inc., Series B, 6.125% 2014	2,500	2,187
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,027
Allied Waste North America, Inc. 7.25% 2015	8,500	7,607
Allied Waste North America, Inc. 6.875% 2017	7,250	6,344
ARAMARK Corp., Term Loan B, 5.637% 2014[4,8,9]	12,047	10,141
ARAMARK Corp., Term Loan B, Letter of Credit, 5.637% 2014[4,8,9]	765	644
ARAMARK Corp. 6.301% 2015[4]	8,050	5,796
ARAMARK Corp. 8.50% 2015	24,575	21,134
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,8]	23,711	23,970
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[5,8]	9,670	9,534
General Electric Co. 5.25% 2017	11,250	9,433
General Electric Capital Corp., Series A, 3.174% 2026[4]	25,000	20,860
Koninklijke Philips Electronics NV 5.75% 2018	23,250	19,260
Koninklijke Philips Electronics NV 6.875% 2038	10,700	8,255
Hutchison Whampoa International Ltd. 7.00% 2011[5]	5,000	4,853
Hutchison Whampoa International Ltd. 6.50% 2013[5]	25,000	21,818
Sequa Corp., Term Loan B, 6.96% 2014[4,8,9]	31,206	23,342
American Standard Inc. 7.625% 2010	16,501	16,647
Navios Maritime Holdings Inc. 9.50% 2014	18,695	15,423
CSX Corp. 5.75% 2013	4,960	4,472
CSX Corp. 6.25% 2015	3,460	2,962
CSX Corp. 6.15% 2037	11,800	7,705
Caterpillar Financial Services Corp., Series F, 4.85% 2012	5,000	4,649
Caterpillar Financial Services Corp., Series F, 6.20% 2013	2,500	2,414
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000	4,333
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	1,749
Caterpillar Financial Services Corp., Series F, 7.05% 2018	1,530	1,447
NTK Holdings Inc. 0%/10.75% 2014[8,12]	13,500	4,118
THL Buildco, Inc. 8.50% 2014	27,325	9,974
Waste Management, Inc. 5.00% 2014	7,000	6,314
WMX Technologies, Inc. 7.10% 2026	10,125	7,263
USG Corp. 6.30% 2016	10,000	6,050
USG Corp. 8.00% 2018	10,500	7,298
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	5,300	3,207
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[10]	11,530	6,745
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	4,105	2,319
DRS Technologies, Inc. 6.875% 2013	275	274
DRS Technologies, Inc. 6.625% 2016	10,250	10,199
DRS Technologies, Inc. 7.625% 2018	200	199
Norfolk Southern Corp. 5.75% 2018	12,000	10,347
Atlas Copco AB 5.60% 2017[5]	11,405	10,249
Tyco International Group SA 6.125% 2008	8,000	8,000
Tyco International Ltd. 7.00% 2019	600	465
Tyco International Ltd. 6.875% 2021	1,000	750
CEVA Group PLC 10.00% 2014[5]	8,825	6,398
CEVA Group PLC, Bridge Loan, 9.458% 2015[1,4,8,9]	6,691	2,308
John Deere Capital Corp. 4.875% 2009	4,000	4,000
John Deere Capital Corp. 5.40% 2011	2,000	1,944
John Deere Capital Corp. 5.10% 2013	500	467
John Deere Capital Corp., Series D, 5.50% 2017	2,500	2,146
Union Pacific Corp. 5.75% 2017	2,065	1,753
Union Pacific Corp. 5.70% 2018	8,000	6,741
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	5,230	4,472
DynCorp International and DIV Capital Corp. 9.50% 2013[5]	4,445	3,823
B/E Aerospace 8.50% 2018	9,525	8,215
Atrium Companies, Inc., Term Loan B, 9.50% 2012[4,8,9]	12,627	7,261
Atrium Companies, Inc. 15.00% 2012[1,5,10]	6,723	672
Esterline Technologies Corp. 6.625% 2017	7,500	6,413
Esco Corp. 6.694% 2013[4,5]	3,725	2,850
Esco Corp. 8.625% 2013[5]	4,000	3,220
RBS Global, Inc. and Rexnord LLC 9.50% 2014	7,800	5,421
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575	371
TransDigm Inc. 7.75% 2014	6,865	5,526
RSC Holdings III, LLC, Second Lien Term Loan B, 7.71% 2013[4,8,9]	8,105	5,070
Accuride Corp. 8.50% 2015	12,100	4,901
Lockheed Martin Corp. 4.121% 2013	5,000	4,639
H&E Equipment Services, Inc. 8.375% 2016	6,800	3,638
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	5,300	3,207
BNSF Funding Trust I 6.613% 2055[4]	2,910	1,770
Alion Science and Technology Corp. 10.25% 2015[1]	1,740	957
		1,008,374

INFORMATION TECHNOLOGY — 1.42%
NXP BV and NXP Funding LLC 7.503% 2013[4]	111,045	49,276
NXP BV and NXP Funding LLC 7.875% 2014	118,850	59,425
NXP BV and NXP Funding LLC 9.50% 2015	201,265	68,430
Freescale Semiconductor, Inc., Term Loan B, 5.47% 2013[4,8,9]	9,988	6,770
Freescale Semiconductor, Inc. 6.694% 2014[4]	7,900	3,042
Freescale Semiconductor, Inc. 8.875% 2014	56,382	25,372
Freescale Semiconductor, Inc. 9.125% 2014[10]	161,610	59,796
Freescale Semiconductor, Inc. 10.125% 2016	114,007	45,318
Electronic Data Systems Corp., Series B, 6.00% 2013[4]	112,925	106,707
Hewlett-Packard Co. 5.50% 2018	9,500	8,181
Electronic Data Systems Corp. 7.45% 2029	6,555	5,416
Jabil Circuit, Inc. 5.875% 2010	49,890	45,213
Jabil Circuit, Inc. 8.25% 2018	40,725	31,155
Sanmina-SCI Corp. 5.569% 2010[4,5]	1,732	1,567
Sanmina-SCI Corp. 6.75% 2013	25,085	17,183
Sanmina-SCI Corp. 5.569% 2014[4,5]	15,500	12,013
Sanmina-SCI Corp. 8.125% 2016	64,275	40,815
First Data Corp., Term Loan B2, 5.948% 2014[4,8,9]	59,560	43,866
First Data Corp. 9.875% 2015[5]	10,000	6,450
SunGard Data Systems Inc. 3.75% 2009	11,050	10,829
SunGard Data Systems Inc. 9.125% 2013	43,285	36,143
KLA-Tencor Corp. 6.90% 2018	50,500	40,767
Western Union Co. 5.40% 2011	5,000	4,866
Western Union Co. 5.93% 2016	24,000	19,502
Celestica Inc. 7.625% 2013	23,320	19,006
National Semiconductor Corp. 6.15% 2012	18,750	18,035
Ceridian Corp. 11.25% 2015[5]	28,425	17,766
Hughes Communications, Inc. 9.50% 2014	15,750	13,466
Serena Software, Inc. 10.375% 2016	13,430	8,394
Sensata Technologies BV, Term Loan B, 5.258% 2013[4,8,9]	3,782	2,449
Sensata Technologies BV 8.00% 2014[4]	9,125	5,064
Nortel Networks Ltd. 9.003% 2011[4]	9,750	5,338
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	7,169	358
		837,978

HEALTH CARE — 1.35%
Tenet Healthcare Corp. 6.375% 2011	3,345	2,893
Tenet Healthcare Corp. 7.375% 2013	740	607
Tenet Healthcare Corp. 9.875% 2014	125,870	103,528
Tenet Healthcare Corp. 9.25% 2015	27,580	22,891
HealthSouth Corp. 9.133% 2014[4]	40,525	34,649
HealthSouth Corp. 10.75% 2016	85,200	77,532
Boston Scientific Corp. 5.45% 2014	10,700	8,827
Boston Scientific Corp. 6.40% 2016	44,568	36,991
Boston Scientific Corp. 5.125% 2017	12,785	9,685
Boston Scientific Corp. 7.00% 2035	54,145	40,879
HCA Inc., Term Loan B, 6.012% 2013[4,8,9]	84,932	70,523
HCA Inc. 9.125% 2014	2,090	1,803
HCA Inc. 9.25% 2016	3,650	3,112
HCA Inc. 9.625% 2016[10]	3,400	2,746
VWR Funding, Inc. 10.25% 2015[4,10]	70,410	42,246
Warner Chilcott Corp. 8.75% 2015	41,924	37,103
PTS Acquisition Corp. 9.50% 2015[10]	55,635	32,546
Mylan Inc., Term Loan B, 7.063% 2014[4,8,9]	31,868	27,518
Cardinal Health, Inc. 4.00% 2015	25,000	18,893
Cardinal Health, Inc. 5.80% 2016	10,000	8,118
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	12,818
GlaxoSmithKline Capital Inc. 5.65% 2018	7,705	6,840
GlaxoSmithKline Capital Inc. 6.375% 2038	8,100	6,868
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	25,669
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	4,250	2,848
Elan Finance PLC and Elan Finance Corp. 6.935% 2013[4]	14,285	8,857
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	21,035	13,357
Coventry Health Care, Inc. 6.30% 2014	26,750	18,839
Abbott Laboratories 5.60% 2017	17,480	16,126
UnitedHealth Group Inc. 4.875% 2013	3,500	3,263
UnitedHealth Group Inc. 4.875% 2013	1,500	1,401
UnitedHealth Group 6.00% 2017	12,430	10,095
Hospira, Inc. 4.242% 2010[4]	10,000	9,740
Hospira, Inc. 5.55% 2012	5,295	4,813
Schering-Plough Corp. 6.00% 2017	13,843	12,181
Surgical Care Affiliates, Inc. 8.875% 2015[5,10]	5,250	3,964
Surgical Care Affiliates, Inc. 10.00% 2017[5]	9,500	6,032
CHS/Community Health Systems, Inc. 8.875% 2015	11,165	9,407
Humana Inc. 6.45% 2016	10,000	7,617
AstraZeneca PLC (United Kingdom) 5.40% 2012	7,000	6,894
Symbion Inc. 11.00% 2015[4,5,10]	10,518	6,468
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	6,210	5,993
Biogen Idec Inc. 6.00% 2013	6,000	5,978
Viant Holdings Inc. 10.125% 2017[5]	8,335	4,709
Health Management Associates Inc., Term Loan B, 5.25% 2014[4,8,9]	4,900	3,454
Bausch & Lomb Inc. 9.875% 2015[5]	2,250	1,778
		799,099

UTILITIES — 1.32%
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.303% 2014[4,8,9]	19,329	15,220
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[5]	164,804	126,487
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[5]	60,355	46,322
Edison Mission Energy 7.50% 2013	32,525	27,565
Edison Mission Energy 7.75% 2016	35,300	28,505
Midwest Generation, LLC, Series B, 8.56% 2016[8]	11,625	10,375
Edison Mission Energy 7.00% 2017	19,525	15,547
Edison Mission Energy 7.20% 2019	39,450	29,785
Homer City Funding LLC 8.734% 2026[8]	12,513	11,136
Edison Mission Energy 7.625% 2027	20,850	13,657
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500	5,095
AES Corp. 9.50% 2009	39,554	38,367
AES Corp. 9.375% 2010	4,802	4,202
AES Corp. 8.75% 2013[5]	34,656	31,710
AES Corp. 7.75% 2015	10,000	7,887
AES Red Oak, LLC, Series A, 8.54% 2019[8]	35,820	31,521
AES Red Oak, LLC, Series B, 9.20% 2029[8]	7,000	6,020
NRG Energy, Inc. 7.25% 2014	24,525	21,521
NRG Energy, Inc. 7.375% 2016	76,625	66,281
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,036
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500	7,364
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,205
Sierra Pacific Resources 8.625% 2014	2,725	2,408
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	4,939
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	11,629
Sierra Pacific Resources 6.75% 2017	3,000	2,374
MidAmerican Energy Co. 4.65% 2014	3,200	2,756
MidAmerican Energy Co. 5.95% 2017	7,000	6,129
MidAmerican Energy Holdings Co. 5.75% 2018	20,000	16,762
MidAmerican Energy Holdings Co. 6.125% 2036	10,150	7,492
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	2,323
Israel Electric Corp. Ltd. 7.95% 2011[5]	5,000	5,064
Israel Electric Corp. Ltd. 7.70% 2018[5]	22,500	20,824
Israel Electric Corp. Ltd. 7.25% 2019[5]	1,800	1,613
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	4,000
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	19,000	16,915
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	6,000	6,370
Cilcorp Inc. 8.70% 2009	9,000	9,562
Union Electric Co. 5.40% 2016	8,000	6,469
Cilcorp Inc. 9.375% 2029	3,000	3,705
PSEG Power LLC 7.75% 2011	7,500	7,403
PSEG Power LLC 5.00% 2014	10,000	8,146
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000	825
E.ON International Finance BV 5.80% 2018[5]	18,085	15,466
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	11,000	7,521
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	4,000	2,675
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[1,5]	7,750	4,999
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,381
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	3,881
Veolia Environnement 5.25% 2013	8,000	7,242
AES Panamá, SA 6.35% 2016[5]	8,000	5,709
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	5,432
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	4,603
Enersis SA 7.375% 2014	3,500	3,285
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,060
Appalachian Power Co., Series M, 5.55% 2011	3,000	2,909
Intergen Power 9.00% 2017[5]	3,000	2,415
Alabama Power Co., Series R, 4.70% 2010	1,250	1,243
Alabama Power Co., Series Q, 5.50% 2017	1,000	874
Centerpoint Energy, Inc., Series B, 6.85% 2015	2,520	2,095
FPL Energy National Wind Portfolio, LLC 6.125% 2019[5,8]	1,663	1,447
		782,753

ASSET-BACKED OBLIGATIONS[8] — 1.24%
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 3.419% 2036[4]	18,294	15,776
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 3.419% 2036[4]	8,651	6,252
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 3.429% 2036[4]	22,064	19,237
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[4]	6,923	4,605
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[5]	6,050	5,796
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[5]	20,000	19,881
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	20,000	18,966
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 4.59% 2013[4,5]	8,890	7,528
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 4.96% 2014[4,5]	7,550	3,775
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	17,475	14,330
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 4.61% 2015[4,5]	17,000	13,940
Washington Mutual Master Note Trust, Series 2006-C2A, Class C-2, 5.06% 2015[4,5]	2,300	1,150
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	17,500	16,715
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500	23,712
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A-2D, 6.164% 2036[4]	22,289	14,780
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A-2E, 6.351% 2036[4]	7,000	4,389
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2, Class A-3B, 3.439% 2037[4]	25,000	12,875
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	12,000	10,049
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000	6,639
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000	13,677
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[5]	7,302	6,766
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[5]	3,000	2,579
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[5]	10,000	8,853
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[5]	10,000	7,637
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	3,153	3,008
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	23,250	22,291
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	14,678	6,379
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[1,5]	14,615	12,459
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[5]	20,000	18,528
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	9,917
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	7,651
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 4.70% 2037[4]	8,135	5,604
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 4.71% 2037[4]	32,266	11,207
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 3.399% 2037[4]	20,000	10,978
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 3.409% 2037[4]	7,125	5,613
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 4.408% 2013[4]	18,000	14,400
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[5]	13,637	13,442
American Express Issuance Trust, Series 2005-1, Class C, 4.89% 2011[4]	17,500	13,423
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	13,584	13,422
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036[4]	19,462	13,394
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	2,991	2,970
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	10,326
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	5,993	5,876
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	7,615	7,306
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	14,000	12,939
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[4]	10,000	4,410
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	7,111	6,761
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035[4]	11,978	10,778
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044	10,645
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,4]	2,804	1,107
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[4]	5,760	1,358
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 3.359% 2037[4]	24,681	3,991
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[4]	14,693	3,789
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 3.409% 2036[1,4]	17,043	6,135
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 3.409% 2036[4]	7,950	3,975
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[5]	3,726	3,577
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[5]	6,343	6,226
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 3.389% 2026[4]	4,977	3,427
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 3.389% 2029[4]	9,482	5,657
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 3.359% 2037[4]	10,000	8,841
SACO I Trust, Series 2005-4, Class M-1, 3.859% 2035[1,4,5]	3,000	603
SACO I Trust, Series 2006-7, Class A, 3.389% 2036[4]	26,464	5,666
SACO I Trust, Series 2006-12, Class I-A, 3.399% 2036[4]	12,832	2,393
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	8,642
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 4.96% 2013[4]	4,000	3,540
Capital One Multi-asset Execution Trust, Series 2006-1, Class C, 4.85% 2014[4]	2,000	1,524
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 6.81% 2016[4]	4,600	3,251
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[4,5]	2,174	2,134
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[4,5]	6,140	5,783
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[4]	5,000	2,549
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[4]	10,000	4,905
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 6.26% 2012[4]	3,600	3,277
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[5]	5,000	4,152
Ameriquest Mortgage Securities Trust, Series 2006-M3, Class A-2C, 3.419% 2036[4]	12,000	7,427
Structured Asset Investment Loan Trust, Series 2006-BNC2, Class A-5, 3.419% 2036[4]	10,000	7,367
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265	7,296
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.879% 2035[4]	10,000	6,925
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	6,999	6,722
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	6,427	6,461
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[5]	6,375	5,905
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 4.009% 2034[4]	7,000	5,744
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4]	5,881	5,670
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 3.419% 2036[1,4]	9,000	5,535
MASTR Asset-backed Securities Trust, Series 2007-HE1, Class A-2, 3.409% 2037[4]	6,600	5,481
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,826	4,334
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.859% 2033[4]	124	108
Residential Asset Securities Corp. Trust, Series 2006-KS3, Class M-2, 3.599% 2036[1,4]	10,000	950
BNC Mortgage Loan Trust, Series 2007-3, Class A3, 3.389% 2037[4]	5,819	4,848
First Franklin Mortgage Loan Trust, Series 2006-FFA, Class A-3, 3.379% 2026[4]	15,515	4,387
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[4]	4,345	4,265
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.16% 2013[4]	5,000	4,230
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	2,000	1,391
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	2,594
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[1,5]	4,409	3,623
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.759% 2034[1,4]	4,555	3,315
BA Credit Card Trust, Series 2007-2, Class C-2, 4.83% 2012[4]	3,315	2,895
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000	2,810
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	3,000	2,783
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[4]	2,800	2,393
Long Beach Mortgage Loan Trust, Series 2006-A, Class A-1, 3.349% 2036[4]	16,126	1,812
NovaStar Mortgage Funding Trust, Series 2004-4, Class B-1, 4.959% 2035[4]	7,500	1,629
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 3.559% 2037[4]	3,823	968
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[1,5]	567	567
		730,571

ENERGY — 1.18%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[5,8]	10,703	10,571
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[8]	206	203
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[5,8]	13,329	13,481
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[8]	4,325	4,374
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,8]	49,350	43,135
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,8]	55,650	43,045
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[5]	8,000	7,801
Williams Companies, Inc. 5.883% 2010[4,5]	8,000	7,871
Williams Companies, Inc. 6.375% 2010[5]	4,700	4,185
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	9,647
Williams Companies, Inc. 7.125% 2011	38,750	34,896
Williams Companies, Inc. 8.125% 2012	14,810	13,551
Williams Companies, Inc. 7.875% 2021	15,125	12,501
Williams Companies, Inc. 8.75% 2032	12,500	10,210
Enterprise Products Operating LP 4.95% 2010	2,400	2,284
Enterprise Products Operating LP 7.50% 2011	2,400	2,373
Enterprise Products Operating LLC 5.65% 2013	10,000	8,854
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	5,594
Enterprise Products Operating LP 6.875% 2033	5,750	4,129
Enterprise Products Operating LP 8.375% 2066[4]	30,280	22,512
Enterprise Products Operating LP 7.034% 2068[4]	35,720	23,073
TransCanada PipeLines Ltd. 6.50% 2018	15,975	13,450
TransCanada PipeLines Ltd. 6.20% 2037	800	548
TransCanada PipeLines Ltd. 7.25% 2038[1]	175	146
TransCanada PipeLines Ltd. 6.35% 2067[4]	78,600	54,642
Southern Natural Gas Co. 5.90% 2017[5]	11,740	9,113
El Paso Natural Gas Co. 5.95% 2017	7,500	5,838
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	51,769
Gaz Capital SA 8.146% 2018[5]	3,250	2,226
Gaz Capital SA 6.51% 2022[5]	42,310	24,646
Gaz Capital SA, Series 9, 6.51% 2022	9,500	5,534
Gaz Capital SA 7.288% 2037[5]	24,925	14,332
Premcor Refining Group Inc. 6.125% 2011	14,500	14,559
Premcor Refining Group Inc. 6.75% 2011	11,150	11,214
Drummond Co., Inc. 7.375% 2016[5]	35,705	24,636
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[5,8]	26,466	17,071
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[8]	8,358	5,391
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	4,359
Enbridge Energy Partners, LP, Series B, 7.50% 2038	5,015	3,998
Enbridge Energy Partners, LP 8.05% 2067[4]	20,045	12,264
Enbridge Inc. 5.60% 2017	20,400	16,412
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,178
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	8,327
Kinder Morgan Energy Partners LP 6.00% 2017	5,200	4,161
Qatar Petroleum 5.579% 2011[5,8]	13,334	13,427
Sunoco, Inc. 4.875% 2014	7,810	6,122
Sunoco, Inc. 5.75% 2017	9,250	7,018
Devon Financing Corp., ULC 6.875% 2011	10,000	9,938
Pemex Project Funding Master Trust 7.875% 2009	1,297	1,294
Pemex Project Funding Master Trust 5.75% 2018[5]	4,500	3,533
Pemex Project Funding Master Trust 6.625% 2035[5]	5,000	3,750
Rockies Express Pipeline LLC 6.85% 2018[5]	10,000	8,508
XTO Energy Inc. 6.25% 2017	7,750	6,538
Canadian Natural Resources Ltd. 5.70% 2017[1]	7,350	5,939
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200	5,732
TEPPCO Partners LP 7.00% 2067[4]	8,055	5,559
Husky Energy Inc. 6.80% 2037	7,425	5,068
Petrobas International Finance Co. 6.125% 2016	6,000	5,057
Petroplus Finance Ltd. 6.75% 2014[5]	3,750	2,531
Petroplus Finance Ltd. 7.00% 2017[5]	3,750	2,475
Marathon Oil Corp. 6.00% 2017	800	638
Marathon Oil Corp. 5.90% 2018	5,000	3,885
PETRONAS Capital Ltd. 7.00% 2012[5]	4,000	3,912
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[5,8]	2,782	2,811
TNK-BP Finance SA 7.50% 2016[5]	1,500	668
		695,507

MATERIALS — 0.66%
ArcelorMittal 5.375% 2013[5]	16,165	13,220
ArcelorMittal 6.125% 2018[5]	50,775	34,783
International Paper Co. 7.40% 2014	12,500	10,514
International Paper Co. 7.95% 2018	45,045	36,539
Domtar Corp. 5.375% 2013	3,350	2,479
Domtar Corp. 7.125% 2015	37,250	27,938
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,700	1,906
Stone Container Corp. 8.375% 2012	19,558	10,072
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	15,225	7,689
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	17,840	8,831
Georgia Gulf Corp. 7.125% 2013	850	361
Georgia Gulf Corp. 9.50% 2014	52,970	22,512
Georgia-Pacific Corp. 8.125% 2011	9,825	8,351
Georgia-Pacific Corp. 9.50% 2011	5,000	4,300
Georgia-Pacific Corp., First Lien Term Loan B, 4.567% 2012[4,8,9]	6,061	5,073
Nalco Co. 7.75% 2011	12,010	10,989
Nalco Co. 8.875% 2013	1,000	865
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[12]	7,200	5,796
Stora Enso Oyj 6.404% 2016[5]	10,015	7,733
Stora Enso Oyj 7.25% 2036[5]	13,000	8,620
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,100	2,521
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,880	13,520
Owens-Illinois, Inc. 7.50% 2010	750	720
Owens-Brockway Glass Container Inc. 8.25% 2013	16,000	15,040
Graphic Packaging International, Inc. 8.50% 2011	17,975	15,099
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	21,530	12,165
Allegheny Technologies, Inc. 8.375% 2011	10,500	10,949
NewPage Corp., Series B, 10.00% 2012	10,500	7,193
NewPage Corp., Series A, 12.00% 2013	3,170	1,886
Abitibi-Consolidated Inc. 8.55% 2010	10,193	2,599
Abitibi-Consolidated Co. of Canada 15.50% 2010[5]	2,320	893
Abitibi-Consolidated Co. of Canada 6.319% 2011[4]	5,225	1,123
Abitibi-Consolidated Inc. 7.75% 2011	6,865	1,545
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,955	411
Abitibi-Consolidated Co. of Canada 8.375% 2015	9,015	1,803
AMH Holdings, Inc. 0%/11.25% 2014[12]	12,905	7,033
Momentive Performance Materials Inc. 9.75% 2014	12,000	6,780
Metals USA Holdings Corp. 9.883% 2012[4,10]	8,095	4,493
Metals USA, Inc. 11.125% 2015	2,150	1,516
C5 Capital (SPV) Ltd. 6.196% (undated)[4,5]	1,500	706
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	8,300	3,906
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	1,300	611
Algoma Steel Inc. 9.875% 2015[5]	7,500	4,988
AEP Industries Inc. 7.875% 2013	8,220	4,973
JSG Funding PLC 7.75% 2015	6,500	4,648
FMG Finance Pty Ltd. 10.625% 2016[5]	6,000	4,140
Weyerhaeuser Co. 7.375% 2032[2]	3,500	2,406
Weyerhaeuser Co. 6.875% 2033[2]	2,500	1,651
Airgas, Inc. 6.25% 2014	1,400	1,197
Airgas, Inc. 7.125% 2018[5]	3,500	2,844
UPM-Kymmene Corp. 5.625% 2014[5]	5,500	4,018
Rohm and Haas Co. 5.60% 2013	4,020	3,848
Dow Chemical Co. 5.70% 2018	4,000	3,323
E.I. du Pont de Nemours and Co. 5.00% 2013	3,025	2,904
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	2,673
Arbermarle Corp. 5.10% 2015	2,570	2,170
Building Materials Corp. of America 7.75% 2014	3,025	2,102
Plastipak Holdings, Inc. 8.50% 2015[5]	2,275	1,638
Corporación Nacional del Cobre de Chile 6.375% 2012[5]	1,500	1,468
Neenah Paper, Inc. 7.375% 2014	277	152
		392,226

CONSUMER STAPLES — 0.63%
PepsiCo, Inc. 7.90% 2018	65,000	68,695
Wesfarmers Ltd. 6.998% 2013[5]	50,000	49,114
Diageo Capital PLC 7.375% 2014	32,510	33,084
Diageo Capital PLC 5.50% 2016	7,490	6,449
SUPERVALU INC., Term Loan B, 3.266% 2012[4,8,9]	14,093	11,959
SUPERVALU INC. 7.50% 2012	3,323	2,874
Albertson's, Inc. 7.25% 2013	14,122	11,862
SUPERVALU INC. 7.50% 2014	1,000	825
Albertson's, Inc. 8.00% 2031	12,650	9,131
Stater Bros. Holdings Inc. 8.125% 2012	22,625	20,249
Stater Bros. Holdings Inc. 7.75% 2015	17,750	14,644
CVS Caremark Corp. 3.111% 2010[4]	5,000	4,520
CVS Corp. 5.789% 2026[5,8]	4,367	3,234
CVS Corp. 6.036% 2028[5,8]	13,409	10,637
CVS Caremark Corp. 6.943% 2030[1,5,8]	5,913	4,435
Kroger Co. 6.40% 2017	17,950	15,643
Kroger Co. 6.80% 2018	830	730
Kroger Co. 6.15% 2020	2,595	2,134
Tyson Foods, Inc. 7.35% 2016[4]	24,400	18,195
Dole Food Co., Inc. 8.625% 2009	4,225	3,824
Dole Food Co., Inc. 7.25% 2010	7,875	5,788
Dole Food Co., Inc. 8.875% 2011	10,735	7,461
Kimberly-Clark Corp. 7.50% 2018	13,500	13,732
Vitamin Shoppe Industries Inc. 10.304% 2012[4]	11,650	9,553
Duane Reade Inc. 9.75% 2011	14,120	8,543
Safeway Inc. 6.35% 2017	8,000	6,927
Constellation Brands, Inc. 8.375% 2014	3,675	3,289
Constellation Brands, Inc. 7.25% 2017	3,000	2,505
Kraft Foods Inc. 6.875% 2038	5,875	4,675
Delhaize Group 6.50% 2017	3,850	3,131
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,925	2,807
Pilgrim's Pride Corp. 7.625% 2015	8,050	2,777
Smithfield Foods, Inc., Series B, 8.00% 2009	875	788
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	1,890
Elizabeth Arden, Inc. 7.75% 2014	3,675	2,664
Rite Aid Corp. 7.70% 2027	8,000	1,800
Rite Aid Corp. 6.875% 2028	2,300	552
		371,120

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.13%
United Mexican States Government Global 6.375% 2013	14,765	14,839
United Mexican States Government Global 11.375% 2016	9,118	11,352
United Mexican States Government Global 5.625% 2017	3,640	3,258
United Mexican States Government Global 6.75% 2034	7,740	6,463
United Mexican States Government Global 6.05% 2040	2,000	1,528
Russian Federation 8.25% 2010[8]	1,000	1,030
Russian Federation 7.50% 2030[8]	20,845	17,822
State of Qatar 9.75% 2030	4,000	4,900
El Salvador (Republic of) 7.75% 2023	3,000	2,175
El Salvador (Republic of) 7.75% 2023[5]	1,250	906
El Salvador (Republic of) 7.65% 2035[5]	750	401
Banque Centrale de Tunisie 7.375% 2012	3,500	3,378
Brazil (Federal Republic of) Global 8.00% 2018[8]	3,200	3,216
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,131
Bulgaria (Republic of) 8.25% 2015	3,000	2,788
Corporación Andina de Fomento 5.75% 2017	2,000	1,515
		78,702

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	3,617	3,187
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,110	2,065
		5,252

Total bonds & notes (cost: $21,814,588,000)		16,587,244

Short-term securities — 9.20%

U.S. Treasury Bills 0.68%–1.945% due 11/6/2008–4/16/2009	1,508,800	1,506,914
Federal Home Loan Bank 2.11%–3.10% due 11/24/2008–4/13/2009	842,800	839,420
Freddie Mac 2.08%–2.70% due 12/3/2008–4/7/2009	454,700	452,298
Procter & Gamble International Funding S.C.A. 2.08%–2.15% due 11/7–12/3/2008[5]	273,200	272,663
Procter & Gamble Co. 1.90% due 1/9–1/12/2009[5]	100,000	99,631
Coca-Cola Co. 1.65%–2.15% due 11/5/2008–1/29/2009[5]	279,900	279,173
Johnson & Johnson 2.02%–2.05% due 11/13–12/17/2008[5]	191,700	191,310
Merck & Co. Inc. 1.80%–2.06% due 11/14–12/15/2008	167,000	166,732
Pfizer Inc 2.09%–2.28% due 11/7/2008–1/7/2009[5]	162,100	161,792
International Bank for Reconstruction and Development 1.40%–2.35% due 12/5/2008–1/23/2009	138,500	137,922
Private Export Funding Corp. 2.20%–2.40% due 11/3–12/19/2008[5]	137,800	137,182
Fannie Mae 2.25%–2.90% due 12/10–12/24/2008	134,568	134,258
AT&T Inc. 2.16%–2.19% due 12/2–12/5/2008[5]	125,000	124,495
Honeywell International Inc. 2.08%–2.12% due 11/14/2008–1/15/2009[5]	116,500	116,146
Wells Fargo & Co. 2.63% due 11/4/2008	100,300	100,271
Medtronic Inc. 2.09%–2.10% due 12/8–12/9/2008[5]	80,000	79,632
Wal-Mart Stores Inc. 2.20% due 12/1–12/9/2008[5]	77,400	77,216
Caterpillar Financial Services Corp. 2.30% due 11/18/2008	75,200	75,113
Hewlett-Packard Co. 1.90% due 12/23/2008[5]	71,000	70,758
Chevron Corp. 2.40% due 11/7/2008	50,000	49,977
Bank of America Corp. 2.70% due 12/2/2008	50,000	49,813
E.I. duPont de Nemours and Co. 2.40% due 1/16/2009[5]	50,000	49,657
Brown-Forman Corp. 2.25%–2.30% due 11/6–11/25/2008[5]	47,300	47,253
Yale University 2.50%–2.90% due 11/13–12/15/2008	40,700	40,594
Emerson Electric Co. 2.00% due 11/14/2008[5]	38,750	38,720
Walt Disney Co. 2.02% due 11/6/2008	25,000	24,992
Estée Lauder Companies Inc. 2.10% due 12/1/2008[5]	25,000	24,955
United Parcel Service Inc. 2.02% due 12/5/2008[5]	23,800	23,719
Target Corp. 2.10% due 12/2/2008	20,100	20,058
JPMorgan Chase & Co. 2.50% due 11/3/2008	20,000	19,996
CAFCO, LLC 3.75% due 11/20/2008[5]	17,000	16,965

Total short-term securities (cost: $5,426,022,000)		5,429,625

Total investment securities (cost: $73,800,567,000)		58,893,635
Other assets less liabilities		126,458

Net assets		$59,020,093

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
was $8,365,979,000, which represented 14.17% of the net assets of the fund.
[2]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[3]	Security did not produce income during the last 12 months.
[4]	Coupon rate may change periodically.
[5]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,798,286,000, which represented 8.13% of the net assets of the fund.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired on 1/15/2008 at a cost of $178,500,000)
may be subject to legal or contractual restrictions on resale.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $643,634,000, which represented 1.09% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Index-linked bond whose principal amount moves with a government retail price index.
[12]	Step bond; coupon rate will increase at a later date.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended October 31, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/08 (000)

Weyerhaeuser Co.	10,728,000	—	—	10,728,000	$—	$410,024
Weyerhaeuser Co. 7.375% 2032	$3,500,000	$—	$—	$3,500,000	65	2,406
Weyerhaeuser Co. 6.875% 2033	$2,500,000	$—	$—	$2,500,000	44	1,651
Hershey Co.	10,821,000	—	—	10,821,000	3,219	402,974
Microchip Technology Inc.	14,128,000	—	—	14,128,000	4,775	347,973
Meadwestvaco Corp.	11,500,696	—	—	11,500,696	—	161,355
Hospitality Properties Trust	4,500,000	1,500,000	—	6,000,000	4,620	60,900
Hospitality Properties Trust 6.75% 2013	$18,365,000	$—	$—	$18,365,000	313	16,323
Hospitality Properties Trust 6.70% 2018	$16,175,000	$—	$—	$16,175,000	272	11,865
Hospitality Properties Trust 6.30% 2016	$2,368,000	$—	$—	$2,368,000	41	1,747
Hospitality Properties Trust 5.125% 2015	$2,160,000	$—	$—	$2,160,000	39	1,581
Hospitality Properties Trust 5.625% 2017	$1,485,000	$—	$—	$1,485,000	27	1,024
Macquarie Korea Infrastructure Fund	21,023,070	—	—	21,023,070	—	78,246
Lite-On Technology Corp.	107,917,127	8,789,585	—	116,706,712	8,242	78,053
Goodman Fielder Ltd.	67,000,000	—	—	67,000,000	3,817	73,850
iStar Financial, Inc. 8.625% 2013	$35,675,000	$2,542,000	$—	$38,217,000	835	14,915
iStar Financial, Inc.	8,574,350	—	—	8,574,350	—	9,260
iStar Financial, Inc.,
Series B, 5.125% 2011	$15,000,000	$1,930,000	$—	$16,930,000	278	7,114
iStar Financial, Inc. 5.375% 2010	$14,010,000	$—	$—	$14,010,000	265	6,797
iStar Financial, Inc. 3.164% 2010	$3,248,000	$3,500,000	$—	$6,748,000	242	3,787
iStar Financial, Inc. 6.00% 2010	$6,950,000	$—	$—	$6,950,000	167	3,094
iStar Financial, Inc. 5.50% 2012	$3,700,000	$4,000,000	$—	$7,700,000	199	3,005
iStar Financial, Inc. 5.875% 2016	$—	$7,165,000	$—	$7,165,000	145	2,726
iStar Financial, Inc. 6.50% 2013	$5,133,000	$—	$—	$5,133,000	125	1,952
iStar Financial, Inc. 6.05% 2015	$4,152,000	$460,000	$—	$4,612,000	73	1,754
iStar Financial, Inc. 5.65% 2011	$3,418,000	$217,000	$—	$3,635,000	114	1,455
iStar Financial, Inc.,
Series B, 3.159% 2009	$—	$2,420,000	$—	$2,420,000	77	1,370
iStar Financial, Inc. 5.15% 2012	$—	$3,400,000	$—	$3,400,000	90	1,327
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable	400,000	—	—	400,000	195	1,200
iStar Financial, Inc., Series B, 5.70% 2014	$2,918,000	$—	$—	$2,918,000	68	1,110
iStar Financial, Inc., Series B, 5.95% 2013	$808,000	$—	$—	$808,000	20	307
iStar Financial, Inc. 5.80% 2011	$—	$485,000	$—	$485,000	6	199
Clarent Hosp Corp.	484,684	—	—	484,684	—	53
Arthur J. Gallagher & Co.*	5,403,700	—	5,067,439	336,261	1,729	—
Polaris Industries Inc.*	1,707,000	—	1,707,000	—	—	—
					$30,102	$1,711,397

*Unaffiliated issuer at 10/31/2008.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2008 (dollars
in thousands):

	Investment securities

Level 1 — Quoted prices	$28,357,932
Level 2 — Other significant observable inputs	30,521,231	*
Level 3 — Significant unobservable inputs	14,472
Total	$58,893,635

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended October 31, 2008	(dollars in thousands)

Beginning value at 8/1/2008	$13,973
Net purchases and sales	383
Net realized gain	87
Net unrealized appreciation	229
Net transfers out of Level 3	(200)
Ending value at 10/31/2008	$14,472

Net unrealized appreciation during the period on Level 3 investment securities held at 10/31/2008	$229

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,342,744
Gross unrealized depreciation on investment securities	(17,280,156)
Net unrealized depreciation on investment securities	(14,937,412)
Cost of investment securities for federal income tax purposes	73,831,047

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-906-1208O-S15855

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2008

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: December 29, 2008